UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I Shares/Ticker: EMREX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	$25	0.47%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,078,680
Total number of portfolio holdings	328
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EMREX-426
JPMorgan Emerging Markets Research Enhanced Equity Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026 (Unaudited)
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class R6 Shares/Ticker: EMRSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	$20	0.37%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,078,680
Total number of portfolio holdings	328
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EMRSX-426
JPMorgan Emerging Markets Research Enhanced Equity Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan International Equity Funds
April 30, 2026 (Unaudited)
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%
Australia — 4.7%
Beach Energy Ltd. (a)	4,782	4,062
BHP Group Ltd.	1,575	62,359
Glencore plc	3,124	24,276
Metcash Ltd.	3,479	6,851
Perseus Mining Ltd.	2,103	8,428
QBE Insurance Group Ltd.	727	11,778
Rio Tinto plc	424	42,703
Ventia Services Group Pty. Ltd.	1,599	6,155
		166,612
Austria — 1.6%
BAWAG Group AG (b)	51	8,790
Erste Group Bank AG	128	14,128
OMV AG	111	7,857
Raiffeisen Bank International AG	101	5,496
Strabag SE	53	5,591
Telekom Austria AG	548	6,224
Vienna Insurance Group AG Wiener Versicherung Gruppe	116	8,758
		56,844
Belgium — 0.9%
Ageas SA	159	12,461
Bekaert SA	95	4,715
KBC Group NV	83	11,023
Umicore SA *	194	3,919
		32,118
China — 0.5%
BOC Hong Kong Holdings Ltd.	1,850	10,644
Yangzijiang Shipbuilding Holdings Ltd.	2,419	8,250
		18,894
Denmark — 1.2%
AL Sydbank	48	4,066
Carlsberg A/S, Class B	77	10,401
Danske Bank A/S	283	14,538
H Lundbeck A/S	548	3,685
ISS A/S	232	8,535
		41,225
Finland — 0.6%
Nordea Bank Abp	1,156	21,742
France — 8.2%
Alten SA	51	3,415
Amundi SA (b)	51	4,936
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Arkema SA	47	3,394
AXA SA	684	32,968
Ayvens SA (b)	769	10,409
BNP Paribas SA	357	37,496
Canal+ SA	337	1,052
Capgemini SE	48	5,828
Cie Generale des Etablissements Michelin SCA (a)	340	12,332
Covivio SA, REIT	64	4,230
Credit Agricole SA	639	12,487
Eiffage SA	68	10,980
Engie SA	752	24,795
Forvia SE *	181	2,136
Orange SA	700	14,569
Rubis SCA	146	5,999
SCOR SE	232	8,661
Societe Generale SA	180	14,492
Sopra Steria Group	3	429
TotalEnergies SE	633	58,813
Valeo SE	220	2,765
Vallourec SACA	229	6,900
Vicat SACA	115	8,153
		287,239
Georgia — 0.1%
Lion Finance Group plc	24	3,674
Germany — 8.1%
Allianz SE (Registered)	134	61,174
Aroundtown SA *	1,961	5,669
Aumovio SE *	119	5,171
Bayer AG (Registered)	486	21,777
Continental AG *	111	8,410
Daimler Truck Holding AG	265	13,385
Deutsche Bank AG (Registered)	472	14,661
Deutsche Post AG	431	25,485
Deutsche Telekom AG (Registered)	867	28,015
Duerr AG	231	5,733
E.ON SE	441	9,778
Henkel AG & Co. KGaA (Preference)	194	14,081
JOST Werke SE (b)	55	3,361
LEG Immobilien SE	136	9,534
Mercedes-Benz Group AG	258	15,021
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	46	27,634
Talanx AG	64	8,355
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
TeamViewer SE * (b)	562	3,142
TUI AG	546	4,061
		284,447
Guatemala — 0.4%
Millicom International Cellular SA	146	12,357
Hong Kong — 2.7%
Cathay Pacific Airways Ltd.	5,650	8,398
CK Asset Holdings Ltd.	1,850	11,657
Hang Lung Properties Ltd.	7,413	8,715
Hongkong Land Holdings Ltd.	1,262	9,973
Hysan Development Co. Ltd.	3,107	7,789
Kerry Properties Ltd.	2,704	8,230
Sun Hung Kai Properties Ltd.	795	13,909
Swire Properties Ltd. (a)	2,692	8,592
WH Group Ltd. (b)	7,474	9,085
Wharf Real Estate Investment Co. Ltd.	3,236	10,134
		96,482
Indonesia — 0.2%
First Pacific Co. Ltd.	10,054	7,054
Ireland — 1.5%
AerCap Holdings NV	102	14,553
AIB Group plc	1,016	11,709
Bank of Ireland Group plc	510	10,044
Glanbia plc	228	5,290
Glenveagh Properties plc * (b)	1,892	4,687
Greencore Group plc	2,213	7,576
		53,859
Israel — 0.1%
Plus500 Ltd.	54	3,267
Italy — 4.7%
Azimut Holding SpA	174	7,382
Banco BPM SpA (a)	620	9,034
BPER Banca SpA	596	8,790
Danieli & C Officine Meccaniche SpA	68	3,851
doValue SpA * (b)	1,340	3,309
Enel SpA	2,872	33,531
Eni SpA	777	21,973
Intesa Sanpaolo SpA	5,139	34,918
Saipem SpA (a)	928	5,027
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
UniCredit SpA	333	25,756
Unipol Assicurazioni SpA	402	10,511
		164,082
Ivory Coast — 0.1%
Endeavour Mining plc	67	4,020
Japan — 21.2%
Aisin Corp.	485	7,688
ANA Holdings, Inc. (a)	439	7,289
Asahi Kasei Corp.	996	9,799
Astellas Pharma, Inc.	842	11,930
Central Japan Railway Co.	366	8,788
Chiyoda Corp. * (a)	1,058	6,868
Concordia Financial Group Ltd.	750	7,118
Credit Saison Co. Ltd.	269	7,440
Daiichi Life Group, Inc.	1,523	13,945
Daiwa Securities Group, Inc.	963	9,069
Electric Power Development Co. Ltd.	354	8,654
ENEOS Holdings, Inc.	1,429	11,999
Gunma Bank Ltd. (The)	319	4,367
Hakuhodo DY Holdings, Inc.	787	5,284
Hokuriku Electric Power Co.	748	4,163
Iida Group Holdings Co. Ltd.	408	5,778
Inpex Corp.	587	15,308
Ishihara Sangyo Kaisha Ltd.	271	5,226
Isuzu Motors Ltd.	303	4,176
Japan Petroleum Exploration Co. Ltd.	518	7,418
Kamigumi Co. Ltd.	255	8,421
Kanematsu Corp.	593	8,157
Kansai Paint Co. Ltd.	440	6,605
KDX Realty Investment Corp., REIT	8	8,456
Kioxia Holdings Corp. *	52	12,582
Kyocera Corp.	896	15,567
Kyoto Financial Group, Inc.	178	4,920
Kyushu Electric Power Co., Inc.	791	8,558
Marubeni Corp.	479	18,632
Mitsubishi UFJ Financial Group, Inc.	3,651	65,586
Mitsui Fudosan Co. Ltd.	781	8,560
Mitsui OSK Lines Ltd.	338	12,760
Mizuho Financial Group, Inc.	853	36,686
Modec, Inc.	90	7,425
MS&AD Insurance Group Holdings, Inc.	597	15,349
Muninova Holdings, Inc.	1,586	4,669
Nomura Holdings, Inc.	1,468	11,756
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nomura Real Estate Holdings, Inc.	1,334	8,701
Open House Group Co. Ltd.	114	6,715
ORIX Corp.	485	16,330
Panasonic Holdings Corp.	1,141	23,342
Sankyo Co. Ltd.	377	4,456
SBI Holdings, Inc.	621	12,527
Shikoku Electric Power Co., Inc.	820	8,161
Shionogi & Co. Ltd.	446	9,011
Sompo Holdings, Inc.	334	12,445
Sumitomo Chemical Co. Ltd.	2,581	8,421
Sumitomo Corp.	435	16,163
Sumitomo Mitsui Financial Group, Inc.	1,231	43,465
Sumitomo Pharma Co. Ltd. *	404	4,465
Sumitomo Realty & Development Co. Ltd.	336	10,403
Sumitomo Rubber Industries Ltd.	203	2,631
Suzuki Motor Corp.	957	10,699
T&D Holdings, Inc.	257	6,229
TBS Holdings, Inc.	147	5,206
Tokai Rika Co. Ltd.	186	3,433
Tokio Marine Holdings, Inc.	295	13,524
Tokuyama Corp.	271	6,954
Tokyo Century Corp.	638	8,770
Tokyo Tatemono Co. Ltd.	351	8,077
Tokyu Fudosan Holdings Corp.	1,011	8,606
Toyo Tire Corp.	305	7,468
Toyoda Gosei Co. Ltd.	335	9,879
Toyota Boshoku Corp.	260	3,680
Toyota Motor Corp.	2,014	38,658
Tsubakimoto Chain Co.	137	2,055
UACJ Corp.	217	3,825
Yamato Kogyo Co. Ltd.	47	3,603
		744,898
Luxembourg — 0.4%
ArcelorMittal SA	249	14,431
Netherlands — 3.9%
ABN AMRO Bank NV, CVA (b)	296	10,303
Arcadis NV	79	3,376
ASR Nederland NV	160	12,164
Eurocommercial Properties NV, REIT	42	1,388
Flow Traders Ltd. *	149	4,786
Havas NV *	235	4,468
Heineken Holding NV	230	16,324
ING Groep NV	1,030	29,825
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued
Koninklijke Ahold Delhaize NV	417	19,582
Koninklijke BAM Groep NV	395	4,341
Koninklijke Heijmans N.V., CVA *	87	8,835
NN Group NV	158	13,866
SBM Offshore NV	167	7,152
		136,410
Norway — 2.2%
Aker Solutions ASA (b)	1,992	9,063
DNB Bank ASA	472	14,295
DOF Group ASA	477	7,074
Equinor ASA	386	15,698
Norsk Hydro ASA	590	6,517
Odfjell Drilling Ltd.	578	6,198
Telenor ASA	725	11,943
Wallenius Wilhelmsen ASA	469	5,999
		76,787
Peru — 0.2%
Hochschild Mining plc	624	5,330
Portugal — 0.5%
Banco Comercial Portugues SA, Class R	5,250	5,612
Galp Energia SGPS SA	247	5,787
NOS SGPS SA *	755	4,985
		16,384
Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.	1,215	20,960
South Africa — 0.5%
Anglo American plc	327	16,166
Spain — 5.0%
Banco Bilbao Vizcaya Argentaria SA	1,963	43,351
Banco de Sabadell SA	2,614	10,134
Banco Santander SA	4,943	60,321
CaixaBank SA	1,289	16,409
Endesa SA	230	10,313
Mapfre SA	1,884	9,222
Repsol SA	582	15,620
Tecnicas Reunidas SA *	138	5,705
Unicaja Banco SA (b)	1,289	4,186
		175,261
Sweden — 3.2%
AcadeMedia AB (b)	743	7,964
Ambea AB (b)	262	3,975
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Hoist Finance AB (b)	445	6,843
Husqvarna AB, Class B	1,623	7,819
Loomis AB	142	6,571
Modern Times Group MTG AB, Class B *	293	4,002
NCC AB, Class B	101	2,188
Securitas AB, Class B	632	10,599
Skandinaviska Enskilda Banken AB, Class A	548	10,853
SSAB AB, Class B	554	5,047
Svenska Handelsbanken AB, Class A (a)	730	10,371
Swedbank AB, Class A	378	13,347
Telefonaktiebolaget LM Ericsson, Class B	1,216	14,509
Telia Co. AB	1,728	9,033
		113,121
Switzerland — 3.4%
Aryzta AG *	66	5,243
Avolta AG	44	2,434
Clariant AG (Registered) *	639	6,584
Implenia AG (Registered)	45	3,545
Julius Baer Group Ltd. (a)	156	12,856
Nestle SA (Registered)	879	88,970
		119,632
United Kingdom — 12.4%
Balfour Beatty plc	783	8,697
Barclays plc	4,899	28,793
British American Tobacco plc	367	21,619
British Land Co. plc (The), REIT	559	2,960
CK Hutchison Holdings Ltd.	1,654	13,811
Currys plc	3,969	6,735
DCC plc	92	6,917
Derwent London plc, REIT	333	7,799
Drax Group plc	599	7,205
Entain plc	887	6,551
GSK plc	1,379	36,158
HSBC Holdings plc	5,477	100,779
IG Group Holdings plc	209	4,270
Imperial Brands plc	456	17,340
International Consolidated Airlines Group SA	1,499	7,582
Investec plc	998	8,540
ITV plc	4,491	4,887
Johnson Matthey plc	305	8,612
Keller Group plc	204	6,199
Kier Group plc	1,373	3,821
Lancashire Holdings Ltd.	994	7,761
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Land Securities Group plc, REIT	411	3,309
Lloyds Banking Group plc	16,571	22,525
Mitie Group plc	1,983	4,690
Morgan Sindall Group plc	53	3,357
NatWest Group plc	2,948	23,510
OSB Group plc	694	4,987
Paragon Banking Group plc	400	4,074
Premier Foods plc	2,353	6,331
Serco Group plc	1,095	4,193
Standard Chartered plc	575	14,632
Tesco plc	1,039	6,817
TP ICAP Group plc	934	4,018
Vodafone Group plc	9,398	14,954
		434,433
United States — 9.0%
BP plc	5,541	43,862
Buzzi SpA	177	9,664
Carnival plc	235	6,234
Novartis AG (Registered)	62	9,171
Roche Holding AG	234	95,244
Sanofi SA	369	34,552
Shell plc	1,812	82,400
Swiss Re AG (a)	143	23,002
Tenaris SA	328	10,480
		314,609
Total Common Stocks (Cost $2,814,960)		3,442,338
Short-Term Investments — 3.1%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (c) (d) (Cost $82,948)	82,940	82,957
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $24,080)	24,080	24,080
Total Short-Term Investments (Cost $107,028)		107,037
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	VALUE ($000)
Total Investments — 101.2% (Cost $2,921,988)	3,549,375
Liabilities in Excess of Other Assets — (1.2)%	(42,004)
NET ASSETS — 100.0%	3,507,371

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $23,288.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.3%
Insurance	8.7
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	6.4
Metals & Mining	5.7
Real Estate Management & Development	3.9
Food Products	3.7
Capital Markets	2.8
Diversified Telecommunication Services	2.1
Construction & Engineering	2.0
Automobiles	1.9
Automobile Components	1.8
Energy Equipment & Services	1.8
Electric Utilities	1.8
Chemicals	1.7
Trading Companies & Distributors	1.6
Machinery	1.3
Household Durables	1.1
Tobacco	1.1
Commercial Services & Supplies	1.1
Multi-Utilities	1.0
Financial Services	1.0
Others (each less than 1.0%)	11.8
Short-Term Investments	3.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	5

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.2%
Argentina — 2.3%
Vista Energy SAB de CV, ADR *	2,147	159,557
YPF SA, ADR *	2,110	95,310
		254,867
Brazil — 10.0%
Axia Energia SA	5,199	65,288
Axia Energia SA (Preference) *	1,367	16,343
Banco BTG Pactual SA	9,248	110,988
Embraer SA, ADR	1,844	115,610
Itau Unibanco Holding SA, ADR	12,462	108,421
MercadoLibre, Inc. *	82	147,804
NU Holdings Ltd., Class A *	12,911	186,953
Petroleo Brasileiro SA, ADR (a)	7,488	148,867
Telefonica Brasil SA	10,333	82,192
WEG SA	11,640	106,018
		1,088,484
China — 19.1%
Advanced Micro-Fabrication Equipment, Inc., Class A	1,591	88,406
Alibaba Group Holding Ltd., ADR	1,525	201,155
Atour Lifestyle Holdings Ltd., ADR	1,158	44,277
BYD Co. Ltd., Class A	4,118	62,491
Contemporary Amperex Technology Co. Ltd., Class A	2,549	163,691
Full Truck Alliance Co. Ltd., ADR	5,347	46,254
Fuyao Glass Industry Group Co. Ltd., Class A	7,331	63,462
H World Group Ltd., ADR (a)	1,540	79,504
Loncin Motor Co. Ltd., Class A	1,272	2,861
Midea Group Co. Ltd., Class A	8,064	95,927
Montage Technology Co. Ltd., Class A	4,702	120,795
Shenzhen Inovance Technology Co. Ltd., Class A	10,457	105,446
Sieyuan Electric Co. Ltd., Class A	4,015	115,010
Tencent Holdings Ltd.	6,123	371,870
Tencent Music Entertainment Group, ADR	3,867	35,458
Trip.com Group Ltd., ADR *	1,431	77,584
XCMG Construction Machinery Co. Ltd., Class A	44,519	65,060
Yum China Holdings, Inc.	2,009	97,350
Zhongji Innolight Co. Ltd., Class A	1,026	129,568
Zijin Mining Group Co. Ltd., Class H	25,830	119,954
		2,086,123
Greece — 0.3%
National Bank of Greece SA	2,039	32,317
Guatemala — 1.1%
Millicom International Cellular SA	1,470	124,765
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.8%
AIA Group Ltd.	16,234	178,229
Techtronic Industries Co. Ltd.	8,756	126,960
		305,189
Hungary — 0.8%
OTP Bank Nyrt.	684	91,698
India — 9.4%
Bajaj Finance Ltd.	16,311	162,016
Bharat Electronics Ltd.	13,483	61,552
Bharti Airtel Ltd.	5,443	108,795
Cholamandalam Investment and Finance Co. Ltd.	4,779	79,223
HDFC Asset Management Co. Ltd. (b)	5,581	160,138
Mahindra & Mahindra Ltd.	1,610	52,803
MakeMyTrip Ltd. * (a)	1,448	68,345
Max Healthcare Institute Ltd.	7,047	74,149
NTPC Ltd.	23,176	97,861
Polycab India Ltd.	821	70,542
Shriram Finance Ltd.	8,615	85,676
		1,021,100
Indonesia — 0.6%
Bank Central Asia Tbk. PT	183,425	62,188
Mexico — 1.7%
Grupo Financiero Banorte SAB de CV, Class O	9,001	98,093
Grupo Mexico SAB de CV	7,522	82,458
		180,551
Panama — 0.5%
Copa Holdings SA, Class A	516	59,644
Peru — 1.0%
Credicorp Ltd.	333	108,083
Portugal — 0.5%
Jeronimo Martins SGPS SA	2,208	53,018
Saudi Arabia — 0.5%
Al Rajhi Bank	2,806	51,450
Singapore — 0.9%
Grab Holdings Ltd., Class A *	14,137	54,002
Sea Ltd., ADR *	540	45,831
		99,833
South Africa — 1.0%
Capitec Bank Holdings Ltd.	399	103,583
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 17.8%
Coupang, Inc. *	2,756	55,061
Hanwha Aerospace Co. Ltd.	298	284,735
Kia Corp.	595	61,403
Samsung Biologics Co. Ltd. * (b)	59	58,586
Samsung Electronics Co. Ltd.	3,735	562,470
SK hynix, Inc.	1,034	922,288
		1,944,543
Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	8,464	186,903
Taiwan — 22.9%
Asia Vital Components Co. Ltd.	843	77,171
Chroma ATE, Inc.	1,233	84,251
Delta Electronics, Inc.	2,975	208,623
Elite Material Co. Ltd.	1,270	189,223
MediaTek, Inc.	819	68,389
MPI Corp.	888	142,581
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	998	395,383
Taiwan Semiconductor Manufacturing Co. Ltd.	19,100	1,325,958
		2,491,579
Turkey — 2.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	19,507	181,640
BIM Birlesik Magazalar A/S	3,942	64,758
Turkiye Garanti Bankasi A/S	9,295	27,521
		273,919
United Arab Emirates — 1.8%
Abu Dhabi Islamic Bank PJSC	11,111	66,346
Emaar Properties PJSC	38,546	124,119
		190,465
United States — 1.0%
Monolithic Power Systems, Inc.	68	109,517
Total Common Stocks (Cost $6,107,510)		10,919,819
Short-Term Investments — 1.8%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (c) (d) (Cost $20,784)	20,781	20,785
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Common Stocks (Cost $6,107,510)		10,919,819
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $180,631)	180,631	180,631
Total Short-Term Investments (Cost $201,415)		201,416
Total Investments — 102.0% (Cost $6,308,925)		11,121,235
Liabilities in Excess of Other Assets — (2.0)%		(222,144)
NET ASSETS — 100.0%		10,899,091

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $177,380.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	28.5%
Banks	10.1
Aerospace & Defense	5.8
Technology Hardware, Storage & Peripherals	5.8
Electronic Equipment, Instruments & Components	4.3
Electrical Equipment	4.1
Broadline Retail	4.1
Oil, Gas & Consumable Fuels	3.6
Interactive Media & Services	3.4
Hotels, Restaurants & Leisure	3.3
Consumer Finance	2.9
Machinery	2.7
Capital Markets	2.4
Wireless Telecommunication Services	2.1
Metals & Mining	1.8
Automobiles	1.6
Insurance	1.6
Communications Equipment	1.2
Real Estate Management & Development	1.1
Consumer Staples Distribution & Retail	1.1
Others (each less than 1.0%)	6.7
Short-Term Investments	1.8
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	April 30, 2026

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 102.3%
Australia — 0.3%
Anglogold Ashanti plc	70	6,512
Brazil — 5.7%
Axia Energia SA	577	7,243
Axia Energia SA (Preference) *	122	1,465
B3 SA - Brasil Bolsa Balcao	1,806	6,590
Banco BTG Pactual SA	407	4,889
Banco Santander Brasil SA	283	1,665
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	180	1,206
Embraer SA	136	2,115
Gerdau SA (Preference)	220	1,007
Itau Unibanco Holding SA (Preference)	1,457	12,744
Itausa SA (Preference)	1,945	5,464
Localiza Rent a Car SA	38	359
MercadoLibre, Inc. *	1	1,547
Motiva Infraestrutura de Mobilidade SA	1,496	4,849
NU Holdings Ltd., Class A *	749	10,841
Petroleo Brasileiro SA (Preference)	2,218	22,109
Porto Seguro SA	297	2,999
Raia Drogasil SA	201	889
Telefonica Brasil SA	786	6,255
TIM SA, ADR	91	2,356
TOTVS SA	140	907
Vale SA, ADR	957	15,665
Vibra Energia SA	661	4,453
		117,617
Chile — 0.1%
Banco Santander Chile, ADR	95	3,046
China — 24.4%
3SBio, Inc. (a)	511	1,528
Advanced Micro-Fabrication Equipment, Inc., Class A	23	1,271
Airtac International Group	58	2,712
Alibaba Group Holding Ltd.	3,142	51,786
Anjoy Foods Group Co. Ltd., Class A	78	1,249
ANTA Sports Products Ltd.	681	7,132
BAIC BluePark New Energy Technology Co. Ltd., Class A *	903	944
Baidu, Inc., Class A *	156	2,460
Bank of China Ltd., Class H	10,169	6,603
Beijing Huafeng Test & Control Technology Co. Ltd., Class A *	54	2,782
BYD Co. Ltd., Class H	695	9,242
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51	926
China Coal Energy Co. Ltd., Class H	775	1,450
China Construction Bank Corp., Class H	20,515	23,158
China Hongqiao Group Ltd.	1,434	6,070
China International Capital Corp. Ltd., Class H (a)	1,099	2,869
China Life Insurance Co. Ltd., Class H	2,488	9,179
China Mengniu Dairy Co. Ltd.	429	955
China Merchants Bank Co. Ltd., Class A	76	424
China Merchants Bank Co. Ltd., Class H	1,499	9,076
China Minsheng Banking Corp. Ltd., Class H	4,236	1,933
China Nonferrous Mining Corp. Ltd.	911	1,584
China Pacific Insurance Group Co. Ltd., Class H	1,083	4,728
China Resources Land Ltd.	247	1,037
China Resources Mixc Lifestyle Services Ltd. (a)	502	3,029
China Shenhua Energy Co. Ltd., Class H	1,165	7,237
China Yangtze Power Co. Ltd., Class A	1,175	4,701
Chuangxin Industries Holdings Ltd.	539	1,566
CITIC Securities Co. Ltd., Class H	1,255	4,455
CMOC Group Ltd., Class H	2,550	5,831
Contemporary Amperex Technology Co. Ltd., Class A	156	10,020
COSCO SHIPPING Holdings Co. Ltd., Class A	2,223	4,606
ENN Energy Holdings Ltd.	625	4,904
Foshan Haitian Flavouring & Food Co. Ltd., Class A	721	4,086
Foxconn Industrial Internet Co. Ltd., Class A	600	5,576
Fuyao Glass Industry Group Co. Ltd., Class H (a)	506	3,844
Geely Automobile Holdings Ltd.	987	2,887
GF Securities Co. Ltd., Class A	727	2,266
Guangdong Haid Group Co. Ltd., Class A	304	2,225
H World Group Ltd.	1,034	5,336
Haidilao International Holding Ltd. (a)	2,937	5,417
Haier Smart Home Co. Ltd., Class H	775	2,190
Haitian International Holdings Ltd.	238	646
Hangzhou Tigermed Consulting Co. Ltd., Class A	125	1,021
Industrial & Commercial Bank of China Ltd., Class H	9,865	8,888
Innovent Biologics, Inc. * (a)	346	4,040
Jason Furniture Hangzhou Co. Ltd., Class A	410	1,743
JD Health International, Inc. * (a)	99	587
JD.com, Inc., Class A	267	4,043
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	484	3,831
Kunlun Energy Co. Ltd.	2,358	2,269
Kweichow Moutai Co. Ltd., Class A	23	4,705
Loncin Motor Co. Ltd., Class A	881	1,980
Meituan * (a)	585	6,295
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Midea Group Co. Ltd., Class A	370	4,402
MINISO Group Holding Ltd.	536	1,976
Montage Technology Co. Ltd., Class A	165	4,248
NAURA Technology Group Co. Ltd., Class A	21	1,642
NetEase, Inc.	467	10,921
New China Life Insurance Co. Ltd., Class H	148	970
Nongfu Spring Co. Ltd., Class H (a)	639	3,862
PDD Holdings, Inc., ADR *	109	10,895
PetroChina Co. Ltd., Class H	8,158	12,584
Pharmaron Beijing Co. Ltd., Class A	224	966
PICC Property & Casualty Co. Ltd., Class H	1,674	3,025
Ping An Insurance Group Co. of China Ltd., Class H	1,837	14,931
Pop Mart International Group Ltd. (a) (b)	20	399
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	39	825
Shenzhou International Group Holdings Ltd.	595	3,626
Sieyuan Electric Co. Ltd., Class A	81	2,326
Sungrow Power Supply Co. Ltd., Class A	146	2,980
Tencent Holdings Ltd.	1,239	75,261
Tencent Music Entertainment Group, ADR	95	868
Tianshan Aluminum Group Co. Ltd., Class A	1,075	2,645
Tingyi Cayman Islands Holding Corp.	2,341	3,612
Trip.com Group Ltd. *	99	5,349
Weichai Power Co. Ltd., Class H	1,632	8,113
WUS Printed Circuit Kunshan Co. Ltd., Class A	535	8,143
WuXi AppTec Co. Ltd., Class H (a)	353	6,209
Wuxi Biologics Cayman, Inc. * (a)	623	2,662
XCMG Construction Machinery Co. Ltd., Class A	1,686	2,463
Xiaomi Corp., Class B * (a)	2,656	9,965
Xtep International Holdings Ltd.	2,577	1,416
Yum China Holdings, Inc.	164	8,010
Zhuzhou CRRC Times Electric Co. Ltd., Class H	597	2,728
Zijin Mining Group Co. Ltd., Class H	2,484	11,536
ZTO Express Cayman, Inc.	240	6,086
		506,966
Colombia — 0.2%
Grupo Cibest SA, ADR	61	4,151
Greece — 1.1%
Eurobank SA	991	4,313
Hellenic Telecommunications Organization SA	205	4,373
National Bank of Greece SA	458	7,266
Piraeus Bank SA *	674	6,376
		22,328
INVESTMENTS	SHARES (000)	VALUE ($000)

Guatemala — 0.1%
Millicom International Cellular SA	35	2,955
Hong Kong — 0.2%
Prudential plc	127	1,917
Techtronic Industries Co. Ltd.	110	1,588
		3,505
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	146	1,950
OTP Bank Nyrt.	83	11,141
		13,091
India — 11.8%
Apollo Hospitals Enterprise Ltd.	52	4,184
Ashok Leyland Ltd.	1,281	2,201
Axis Bank Ltd.	804	10,784
Bajaj Auto Ltd.	41	4,286
Bajaj Finance Ltd.	686	6,814
Bharat Electronics Ltd.	729	3,329
Bharat Petroleum Corp. Ltd.	739	2,353
Bharti Airtel Ltd.	461	9,215
Biocon Ltd.	158	602
Blue Star Ltd.	61	1,160
Britannia Industries Ltd.	47	2,864
CG Power & Industrial Solutions Ltd.	599	5,148
Cholamandalam Investment and Finance Co. Ltd.	209	3,461
Coal India Ltd.	279	1,419
Coforge Ltd.	101	1,283
Coromandel International Ltd.	32	661
Dr Reddy's Laboratories Ltd.	548	7,653
Embassy Office Parks, REIT	149	668
Eternal Ltd. *	1,066	2,797
Havells India Ltd.	209	2,735
HCL Technologies Ltd.	103	1,304
HDFC Asset Management Co. Ltd. (a)	48	1,390
HDFC Bank Ltd.	2,491	20,376
HDFC Life Insurance Co. Ltd. (a)	202	1,258
Hindalco Industries Ltd.	784	8,612
Hindustan Petroleum Corp. Ltd.	215	854
ICICI Bank Ltd.	1,267	17,002
ICICI Lombard General Insurance Co. Ltd. (a)	142	2,658
Indian Hotels Co. Ltd. (The)	759	5,110
Infosys Ltd., ADR (b)	853	10,632
Kotak Mahindra Bank Ltd.	1,724	7,002
Larsen & Toubro Ltd.	47	1,991
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Mahindra & Mahindra Ltd.	229	7,497
MakeMyTrip Ltd. *	6	286
Malco Energy Ltd. ‡ *	409	521
Marico Ltd.	235	1,921
Maruti Suzuki India Ltd.	36	5,037
Max Financial Services Ltd. *	118	1,976
National Aluminium Co. Ltd.	243	1,030
NTPC Ltd.	1,944	8,207
Oil & Natural Gas Corp. Ltd.	806	2,557
PB Fintech Ltd. *	62	1,091
Petronet LNG Ltd.	704	2,061
Polycab India Ltd.	60	5,154
Power Grid Corp. of India Ltd.	1,546	5,206
Reliance Industries Ltd.	1,344	20,384
SBI Life Insurance Co. Ltd. (a)	166	3,189
State Bank of India	76	862
Talwandi Sabo Power Ltd. ‡ *	409	521
Tata Consultancy Services Ltd.	228	5,977
Tata Motors Ltd. *	484	2,113
Tata Power Co. Ltd. (The)	434	2,042
Tata Steel Ltd.	2,725	6,093
Tube Investments of India Ltd.	118	3,663
UltraTech Cement Ltd.	8	1,001
Varun Beverages Ltd.	448	2,442
Vedanta Aluminium Metal Ltd. ‡ *	409	521
Vedanta Iron and Steel Ltd. ‡ *	409	521
Vedanta Ltd.	409	1,174
		244,853
Indonesia — 0.9%
Astra International Tbk. PT	6,128	2,123
Bank Central Asia Tbk. PT	18,911	6,412
Bank Rakyat Indonesia Persero Tbk. PT	18,188	3,146
Telkom Indonesia Persero Tbk. PT	22,899	3,746
United Tractors Tbk. PT	1,504	2,524
		17,951
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	14	1,197
Kuwait — 0.1%
Kuwait Finance House KSCP	530	1,361
Malaysia — 0.6%
Malayan Banking Bhd.	2,675	7,470
INVESTMENTS	SHARES (000)	VALUE ($000)

Malaysia — continued
Public Bank Bhd.	1,799	2,122
Telekom Malaysia Bhd.	1,541	2,905
		12,497
Mexico — 2.2%
America Movil SAB de CV	6,174	8,214
Arca Continental SAB de CV (b)	539	6,478
Cemex SAB de CV	5,424	6,663
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	152	4,630
Grupo Financiero Banorte SAB de CV, Class O	937	10,206
Grupo Mexico SAB de CV	361	3,958
Southern Copper Corp.	4	658
Wal-Mart de Mexico SAB de CV	1,765	5,582
		46,389
Panama — 0.1%
Copa Holdings SA, Class A	14	1,656
Peru — 0.4%
Credicorp Ltd.	29	9,261
Philippines — 0.1%
BDO Unibank, Inc.	978	1,828
Poland — 0.5%
KGHM Polska Miedz SA *	53	4,469
Powszechny Zaklad Ubezpieczen SA	331	5,819
		10,288
Qatar — 0.4%
Qatar National Bank QPSC	1,720	8,197
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	— (c)
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	— (c)
Novatek PJSC ‡ *	165	— (c)
Rosneft Oil Co. PJSC ‡ *	833	— (c)
Sberbank of Russia PJSC ‡ *	3,172	— (c)
Severstal PAO, GDR ‡ * (a)	329	— (c)
		— (c)
Saudi Arabia — 2.1%
Ades Holding Co.	278	1,460
Al Rajhi Bank	811	14,867
Etihad Etisalat Co.	278	4,833
Mouwasat Medical Services Co.	20	354
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — continued
SABIC Agri-Nutrients Co.	61	2,375
Saudi Arabian Oil Co. (a)	759	5,626
Saudi National Bank (The)	941	9,860
Saudi Telecom Co.	329	3,821
		43,196
Singapore — 0.0% ^
Sea Ltd., ADR *	5	436
South Africa — 3.3%
Absa Group Ltd. (b)	404	5,658
Bidvest Group Ltd.	243	3,411
Capitec Bank Holdings Ltd.	8	1,999
Clicks Group Ltd.	162	2,579
FirstRand Ltd.	1,172	6,216
Gold Fields Ltd.	216	9,131
Harmony Gold Mining Co. Ltd.	345	5,438
Impala Platinum Holdings Ltd.	120	1,687
MTN Group Ltd.	585	7,343
Naspers Ltd., Class N	90	4,868
Sanlam Ltd.	674	3,473
Sasol Ltd. *	280	3,890
Shoprite Holdings Ltd.	362	6,109
Sibanye Stillwater Ltd.	798	2,385
Valterra Platinum Ltd.	26	2,103
Woolworths Holdings Ltd.	536	1,679
		67,969
South Korea — 18.9%
APR Corp.	12	3,518
Celltrion, Inc.	6	873
Coupang, Inc. *	57	1,147
DB Insurance Co. Ltd.	15	1,750
Doosan Enerbility Co. Ltd. *	61	5,344
Hana Financial Group, Inc.	86	7,463
Hankook Tire & Technology Co. Ltd.	28	1,134
Hanmi Pharm Co. Ltd.	3	875
Hanwha Aerospace Co. Ltd.	9	8,550
HD Hyundai Co. Ltd.	25	5,395
HD Hyundai Electric Co. Ltd.	8	7,113
HD Hyundai Heavy Industries Co. Ltd.	3	1,170
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	22	6,817
Hugel, Inc. *	12	2,028
Hyosung Heavy Industries Corp.	3	7,931
Hyundai Glovis Co. Ltd.	30	4,630
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
Hyundai Mobis Co. Ltd.	23	6,710
Hyundai Motor Co.	24	8,590
Hyundai Rotem Co. Ltd.	7	1,308
JB Financial Group Co. Ltd.	124	2,284
JYP Entertainment Corp.	60	2,589
KakaoBank Corp.	145	2,395
KB Financial Group, Inc.	62	6,822
Kia Corp.	77	7,905
Korea Investment Holdings Co. Ltd.	8	1,377
KT Corp., ADR	101	2,158
LG Chem Ltd.	5	1,382
LG Corp.	31	2,097
LS Electric Co. Ltd.	14	2,604
POSCO Holdings, Inc.	17	5,208
Samsung Biologics Co. Ltd. * (a)	7	6,621
Samsung C&T Corp.	27	5,446
Samsung Electro-Mechanics Co. Ltd.	2	1,318
Samsung Electronics Co. Ltd.	969	145,929
Samsung Fire & Marine Insurance Co. Ltd.	9	2,901
Samsung SDI Co. Ltd. *	3	1,375
Shinhan Financial Group Co. Ltd.	132	8,957
SK hynix, Inc.	102	90,931
SK Square Co. Ltd. *	9	5,125
SK, Inc.	13	3,823
S-Oil Corp.	22	2,011
		393,604
Taiwan — 25.9%
Accton Technology Corp.	195	14,288
Advantech Co. Ltd.	470	5,373
ASE Technology Holding Co. Ltd.	906	14,202
Asia Vital Components Co. Ltd.	126	11,531
ASPEED Technology, Inc.	4	1,994
Bizlink Holding, Inc.	108	9,675
Cathay Financial Holding Co. Ltd.	3,318	8,099
CTBC Financial Holding Co. Ltd.	5,919	9,790
Delta Electronics, Inc.	479	33,625
Eclat Textile Co. Ltd.	77	813
Elite Material Co. Ltd.	121	18,012
eMemory Technology, Inc.	16	2,090
Eva Airways Corp.	940	995
Formosa Chemicals & Fibre Corp.	957	1,593
Fubon Financial Holding Co. Ltd.	691	1,969
Gold Circuit Electronics Ltd.	176	7,967
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Hon Hai Precision Industry Co. Ltd.	2,824	19,954
Lotes Co. Ltd.	43	3,662
MediaTek, Inc.	175	14,582
Nan Ya Plastics Corp.	1,006	2,887
Nien Made Enterprise Co. Ltd.	196	2,194
Quanta Computer, Inc.	1,010	10,069
Realtek Semiconductor Corp.	279	4,766
SinoPac Financial Holdings Co. Ltd.	916	898
Taiwan Mobile Co. Ltd.	862	3,033
Taiwan Semiconductor Manufacturing Co. Ltd.	4,368	303,213
Uni-President Enterprises Corp.	1,294	2,834
Vanguard International Semiconductor Corp.	440	2,045
Wistron Corp.	1,162	5,116
Wiwynn Corp.	70	10,532
Yuanta Financial Holding Co. Ltd.	4,820	7,986
Zhen Ding Technology Holding Ltd.	256	3,454
		539,241
Thailand — 1.2%
Bangkok Dusit Medical Services PCL, Class F	8,665	4,866
Bumrungrad Hospital PCL	709	3,931
Delta Electronics Thailand PCL, NVDR	283	2,770
Krung Thai Bank PCL	3,085	3,123
PTT Exploration & Production PCL	1,328	6,305
SCB X PCL, NVDR	773	3,108
		24,103
Turkey — 0.2%
BIM Birlesik Magazalar A/S	247	4,059
Turkiye Petrol Rafinerileri A/S	165	992
		5,051
United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	798	4,764
Americana Restaurants International plc - Foreign Co.	1,966	1,065
Emaar Properties PJSC	1,027	3,309
Emirates NBD Bank PJSC	188	1,483
Emirates Telecommunications Group Co. PJSC	1,003	5,081
		15,702
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — 0.1%
ExlService Holdings, Inc. *	17	539
Genpact Ltd.	40	1,401
		1,940
Total Common Stocks (Cost $1,270,831)		2,126,891
Short-Term Investments — 3.5%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (d) (e) (Cost $53,552)	53,541	53,552
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (d) (e)(Cost $19,056)	19,056	19,056
Total Short-Term Investments (Cost $72,608)		72,608
Total Investments — 105.8% (Cost $1,343,439)		2,199,499
Liabilities in Excess of Other Assets — (5.8)%		(120,819)
NET ASSETS — 100.0%		2,078,680

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $18,317.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	April 30, 2026

Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	20.2%
Banks	13.9
Technology Hardware, Storage & Peripherals	9.0
Electronic Equipment, Instruments & Components	4.8
Metals & Mining	4.8
Oil, Gas & Consumable Fuels	4.4
Broadline Retail	3.6
Interactive Media & Services	3.5
Insurance	3.3
Electrical Equipment	2.8
Automobiles	2.2
Hotels, Restaurants & Leisure	1.8
Wireless Telecommunication Services	1.7
Machinery	1.5
Diversified Telecommunication Services	1.3
Capital Markets	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	15.8
Short-Term Investments	3.3
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	648	06/19/2026	USD	51,902	743

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 92.7%
Australia — 2.0%
Rio Tinto plc	142	14,271
Austria — 0.7%
BAWAG Group AG (a)	30	5,203
Belgium — 1.2%
UCB SA * (b)	32	8,721
Denmark — 2.9%
Carlsberg A/S, Class B (b)	109	14,812
Novo Nordisk A/S, Class B	133	5,635
		20,447
France — 15.0%
Air Liquide SA	68	14,707
Arkema SA	117	8,537
Capgemini SE	48	5,795
Engie SA (b)	415	13,697
Gaztransport Et Technigaz SA	29	6,950
LVMH Moet Hennessy Louis Vuitton SE	8	4,436
Pernod Ricard SA (b)	110	8,179
Safran SA	47	15,007
Societe Generale SA	117	9,407
SPIE SA	197	11,430
Thales SA	29	7,849
		105,994
Germany — 13.1%
Allianz SE (Registered)	47	21,554
Bayer AG (Registered)	121	5,399
Bilfinger SE	51	5,922
Continental AG *	75	5,686
Deutsche Boerse AG	39	11,926
Evonik Industries AG	320	6,619
Friedrich Vorwerk Group SE	24	2,086
Nordex SE * (b)	165	9,412
RWE AG	137	9,964
Siemens Energy AG	66	13,922
		92,490
Italy — 5.3%
Coca-Cola HBC AG	144	8,380
Danieli & C Officine Meccaniche SpA	88	4,929
Maire SpA	285	5,282
UniCredit SpA	144	11,140
Unipol Assicurazioni SpA	307	8,029
		37,760
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — 14.2%
ASM International NV	10	9,294
ASML Holding NV	25	36,617
ASR Nederland NV	128	9,677
Euronext NV (a)	65	10,920
ING Groep NV	490	14,183
Koninklijke Ahold Delhaize NV	328	15,424
SBM Offshore NV	103	4,415
		100,530
Norway — 1.0%
Kitron ASA	633	6,833
Spain — 4.1%
Banco Santander SA	1,667	20,348
Indra Sistemas SA (b)	148	8,509
		28,857
Sweden — 1.7%
Asmodee Group AB, Class B *	311	4,172
Telia Co. AB (b)	1,531	8,005
		12,177
Switzerland — 8.2%
Accelleron Industries AG	35	3,757
Cie Financiere Richemont SA (Registered)	60	11,442
Galderma Group AG	50	10,479
Nestle SA (Registered)	240	24,276
Temenos AG (Registered)	80	7,586
VAT Group AG (a)	—	462
		58,002
United Kingdom — 17.7%
Balfour Beatty plc	907	10,075
Barclays plc	2,401	14,112
Cranswick plc	102	7,490
Games Workshop Group plc	27	7,165
GSK plc	450	11,804
Halma plc	114	6,880
Keller Group plc	224	6,820
Mitie Group plc	2,339	5,530
NatWest Group plc	1,689	13,473
Next plc	48	8,428
Rolls-Royce Holdings plc	718	11,556
Sage Group plc (The)	679	8,099
SSE plc	377	13,485
		124,917
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 5.6%
InterContinental Hotels Group plc	22	3,129
Sanofi SA	167	15,663
Shell plc	464	21,077
		39,869
Total Common Stocks (Cost $505,711)		656,071
Short-Term Investments — 7.8%
Investment Companies — 4.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (c) (d) (Cost $31,870)	31,866	31,872
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)(Cost $23,457)	23,457	23,457
Total Short-Term Investments (Cost $55,327)		55,329
Total Investments — 100.5% (Cost $561,038)		711,400
Liabilities in Excess of Other Assets — (0.5)%		(3,454)
NET ASSETS — 100.0%		707,946

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $22,521.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.4%
Pharmaceuticals	8.1
Semiconductors & Semiconductor Equipment	6.5
Insurance	5.5
Aerospace & Defense	4.8
Food Products	4.5
Beverages	4.4
Oil, Gas & Consumable Fuels	4.2
Chemicals	4.2
Electrical Equipment	3.8
Commercial Services & Supplies	3.2
Capital Markets	3.2
Construction & Engineering	3.1
Textiles, Apparel & Luxury Goods	2.2
Software	2.2
Consumer Staples Distribution & Retail	2.2
IT Services	2.0
Metals & Mining	2.0
Electronic Equipment, Instruments & Components	1.9
Multi-Utilities	1.9
Electric Utilities	1.9
Leisure Products	1.6
Independent Power and Renewable Electricity Producers	1.4
Broadline Retail	1.2
Diversified Telecommunication Services	1.1
Others (each less than 1.0%)	2.7
Short-Term Investments	7.8
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	392	06/19/2026	EUR	26,896	440
FTSE 100 Index	107	06/19/2026	GBP	15,111	16
					456

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	April 30, 2026

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Australia — 5.4%
Commonwealth Bank of Australia	275	34,626
Glencore plc	3,873	30,101
Medibank Pvt Ltd.	10,048	34,165
Rio Tinto Ltd.	378	46,323
Rio Tinto plc	741	74,666
Telstra Group Ltd.	17,287	66,392
		286,273
Austria — 0.8%
Erste Group Bank AG	402	44,459
Belgium — 1.5%
KBC Group NV	389	51,760
UCB SA * (a)	100	27,289
		79,049
Denmark — 0.7%
Novonesis Novozymes B	607	37,288
Finland — 1.5%
Nordea Bank Abp	4,156	78,160
France — 10.0%
Air Liquide SA	353	75,927
Capgemini SE	277	33,697
Engie SA (a)	2,733	90,107
Legrand SA	610	109,257
Safran SA	363	116,602
TotalEnergies SE	1,092	101,506
		527,096
Germany — 9.9%
Allianz SE (Registered)	210	96,011
Continental AG *	331	25,035
Deutsche Telekom AG (Registered)	1,906	61,572
Infineon Technologies AG (a)	1,205	81,035
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	135	80,875
RWE AG	683	49,713
Siemens AG (Registered)	436	129,559
		523,800
Greece — 1.0%
National Bank of Greece SA	3,275	51,897
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.4%
AIA Group Ltd.	8,729	95,836
Hong Kong Exchanges & Clearing Ltd.	588	31,329
		127,165
Ireland — 0.6%
Kingspan Group plc	362	33,468
Italy — 2.6%
Ferrari NV (a)	73	25,332
Ryanair Holdings plc, ADR	738	40,345
UniCredit SpA	931	71,893
		137,570
Japan — 21.7%
Ajinomoto Co., Inc.	2,389	76,774
Asics Corp.	1,072	30,445
Hitachi Ltd.	2,259	71,823
Hoya Corp.	373	69,730
IHI Corp.	1,321	24,129
ITOCHU Corp.	5,413	67,088
Kao Corp.	1,186	44,192
Keyence Corp.	112	51,416
Kubota Corp.	1,958	31,966
Mitsubishi UFJ Financial Group, Inc.	6,365	114,332
Mitsui Fudosan Co. Ltd.	4,386	48,033
Nintendo Co. Ltd.	641	31,367
Obayashi Corp.	1,957	46,003
Sony Group Corp.	4,604	92,237
Sumitomo Electric Industries Ltd.	1,053	69,317
Sumitomo Realty & Development Co. Ltd.	904	28,027
Suzuki Motor Corp.	3,293	36,821
Tokio Marine Holdings, Inc.	1,355	62,064
Tokyo Electron Ltd.	328	96,597
Toyota Motor Corp.	2,717	52,162
		1,144,523
Netherlands — 5.2%
ASML Holding NV	122	176,459
Koninklijke Ahold Delhaize NV	862	40,494
Koninklijke KPN NV	10,443	55,842
		272,795
Singapore — 2.5%
DBS Group Holdings Ltd.	2,238	103,194
Sea Ltd., ADR *	307	26,105
		129,299
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — 3.9%
Banco Santander SA	7,705	94,013
Iberdrola SA	2,948	69,124
Industria de Diseno Textil SA (a)	686	41,030
		204,167
Sweden — 3.5%
Atlas Copco AB, Class A	3,948	75,869
Volvo AB, Class B	3,034	105,747
		181,616
Switzerland — 3.6%
Cie Financiere Richemont SA (Registered)	358	68,749
Lonza Group AG (Registered)	38	23,222
Nestle SA (Registered)	959	97,110
		189,081
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138	54,846
United Kingdom — 13.2%
3i Group plc	1,062	36,915
AstraZeneca plc	653	123,914
BAE Systems plc	2,664	74,086
British American Tobacco plc	1,395	82,133
Compass Group plc	2,021	57,117
London Stock Exchange Group plc	375	48,649
NatWest Group plc	8,990	71,706
Next plc	207	36,556
RELX plc	1,167	42,676
SSE plc	1,198	42,903
Standard Chartered plc	3,032	77,214
		693,869
United States — 6.8%
InterContinental Hotels Group plc	274	39,241
Novartis AG (Registered)	643	94,950
Roche Holding AG	247	100,642
Shell plc	2,666	121,231
		356,064
Total Common Stocks (Cost $3,525,494)		5,152,485
Short-Term Investments — 3.0%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (b) (c) (Cost $114,615)	114,598	114,621
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Common Stocks (Cost $3,525,494)		5,152,485
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c)(Cost $45,570)	45,570	45,570
Total Short-Term Investments (Cost $160,185)		160,191
Total Investments — 100.8% (Cost $3,685,679)		5,312,676
Liabilities in Excess of Other Assets — (0.8)%		(41,091)
NET ASSETS — 100.0%		5,271,585

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $43,888.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	April 30, 2026

Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.9%
Semiconductors & Semiconductor Equipment	7.7
Insurance	6.9
Pharmaceuticals	6.5
Machinery	4.5
Oil, Gas & Consumable Fuels	4.2
Industrial Conglomerates	3.8
Aerospace & Defense	3.6
Diversified Telecommunication Services	3.5
Food Products	3.3
Metals & Mining	2.8
Capital Markets	2.2
Automobiles	2.2
Chemicals	2.1
Electric Utilities	2.1
Electrical Equipment	2.1
Textiles, Apparel & Luxury Goods	1.9
Hotels, Restaurants & Leisure	1.8
Automobile Components	1.8
Household Durables	1.7
Multi-Utilities	1.7
Tobacco	1.5
Real Estate Management & Development	1.4
Health Care Equipment & Supplies	1.3
Trading Companies & Distributors	1.3
Broadline Retail	1.2
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	8.0
Short-Term Investments	3.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Australia — 3.6%
Rio Tinto plc	355	35,752
Telstra Group Ltd.	5,539	21,272
		57,024
Belgium — 2.4%
KBC Group NV	215	28,584
UCB SA *	37	10,235
		38,819
Brazil — 2.3%
Itausa SA (Preference)	8,335	23,414
MercadoLibre, Inc. *	7	12,631
		36,045
Canada — 4.3%
Canadian Natural Resources Ltd.	302	14,400
Royal Bank of Canada	209	37,660
WSP Global, Inc.	97	16,107
		68,167
China — 7.4%
Alibaba Group Holding Ltd.	1,950	32,128
Midea Group Co. Ltd., Class H	1,418	16,384
Tencent Holdings Ltd.	628	38,140
XCMG Construction Machinery Co. Ltd., Class A	7,018	10,257
Zijin Mining Group Co. Ltd., Class H	4,448	20,656
		117,565
Denmark — 0.9%
Novonesis Novozymes B (a)	246	15,126
France — 9.4%
Air Liquide SA	137	29,440
Engie SA (a)	1,446	47,672
Legrand SA	183	32,841
Safran SA	125	39,939
		149,892
Germany — 8.5%
Deutsche Telekom AG (Registered)	716	23,120
Infineon Technologies AG (a)	461	30,974
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	58	35,019
Siemens AG (Registered)	157	46,534
		135,647
Greece — 1.1%
National Bank of Greece SA	1,074	17,024
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.5%
AIA Group Ltd.	2,126	23,341
India — 2.6%
Bajaj Finance Ltd.	1,647	16,361
HDFC Bank Ltd., ADR	1,012	25,703
		42,064
Italy — 1.5%
UniCredit SpA	312	24,135
Japan — 13.1%
Ajinomoto Co., Inc.	440	14,148
Asics Corp.	476	13,512
ITOCHU Corp.	1,746	21,635
Keyence Corp.	24	10,962
Mitsubishi UFJ Financial Group, Inc.	2,315	41,582
Obayashi Corp.	1,120	26,346
Sony Group Corp.	1,597	31,998
Sumitomo Electric Industries Ltd.	490	32,259
Tokio Marine Holdings, Inc.	361	16,533
		208,975
Netherlands — 2.7%
ASML Holding NV	30	43,434
Saudi Arabia — 1.1%
Al Rajhi Bank	992	18,179
Singapore — 2.3%
DBS Group Holdings Ltd.	797	36,765
South Korea — 6.5%
Hanwha Aerospace Co. Ltd.	26	25,307
Kia Corp.	255	26,287
SK hynix, Inc.	58	51,582
		103,176
Sweden — 2.7%
Atlas Copco AB, Class A	947	18,201
Volvo AB, Class B (a)	722	25,162
		43,363
Switzerland — 2.0%
Nestle SA (Registered)	323	32,720
Taiwan — 8.1%
Delta Electronics, Inc.	202	14,165
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140	55,418
Taiwan Semiconductor Manufacturing Co. Ltd.	849	58,939
		128,522
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	April 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 7.0%
British American Tobacco plc	466	27,451
Compass Group plc	741	20,942
NatWest Group plc	2,420	19,300
RELX plc	652	23,857
Standard Chartered plc	780	19,855
		111,405
United States — 7.6%
Novartis AG (Registered)	174	25,661
Roche Holding AG	70	28,432
Shell plc	1,486	67,587
		121,680
Total Common Stocks (Cost $1,135,222)		1,573,068
Short-Term Investments — 1.7%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (b) (c) (Cost $9,637)	9,635	9,637
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c)(Cost $17,508)	17,508	17,508
Total Short-Term Investments (Cost $27,145)		27,145
Total Investments — 100.3% (Cost $1,162,367)		1,600,213
Liabilities in Excess of Other Assets — (0.3)%		(4,174)
NET ASSETS — 100.0%		1,596,039

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2026. The total value of securities on loan at April 30, 2026 is $17,046.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2026.
Summary of Investments by Industry, April 30, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.3%
Semiconductors & Semiconductor Equipment	15.0
Oil, Gas & Consumable Fuels	5.1
Insurance	4.7
Aerospace & Defense	4.1
Pharmaceuticals	4.0
Metals & Mining	3.5
Machinery	3.3
Household Durables	3.0
Multi-Utilities	3.0
Food Products	2.9
Industrial Conglomerates	2.9
Broadline Retail	2.8
Chemicals	2.8
Diversified Telecommunication Services	2.8
Construction & Engineering	2.7
Interactive Media & Services	2.4
Electrical Equipment	2.1
Automobile Components	2.0
Tobacco	1.7
Automobiles	1.6
Electronic Equipment, Instruments & Components	1.6
Professional Services	1.5
Trading Companies & Distributors	1.4
Hotels, Restaurants & Leisure	1.3
Consumer Finance	1.0
Textiles, Apparel & Luxury Goods	0.8
Short-Term Investments	1.7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$3,442,338	$10,919,819	$2,126,891
Investments in affiliates, at value	82,957	20,785	53,552
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	24,080	180,631	19,056
Cash	3,496	1,764	2,466
Foreign currency, at value	4,542	1,868	896
Deposits at broker for futures contracts	533	—	2,491
Receivables:
Due from custodian	3,863	—	—
Investment securities sold	127,909	40,188	699
Fund shares sold	7,722	5,043	138
Dividends from non-affiliates	17,161	8,894	2,718
Dividends from affiliates	685	73	82
Tax reclaims	4,824	106	17
Securities lending income (See Note 2.C.)	5	79	78
Variation margin on futures contracts	203	—	—
Total Assets	3,720,318	11,179,250	2,209,084
LIABILITIES:
Payables:
Investment securities purchased	184,334	18,627	—
Collateral received on securities loaned (See Note 2.C.)	24,080	180,631	19,056
Fund shares redeemed	1,810	42,577	103,208
Variation margin on futures contracts	—	—	42
Accrued liabilities:
Investment advisory fees	1,345	5,480	350
Administration fees	94	407	80
Distribution fees	131	93	—
Service fees	414	657	28
Custodian and accounting fees	23	170	379
Trustees’ and Chief Compliance Officer’s fees	3	— (a)	—
Deferred foreign capital gains tax	—	31,075	7,167
Other	713	442	94
Total Liabilities	212,947	280,159	130,404
Net Assets	$3,507,371	$10,899,091	$2,078,680

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$2,807,690	$5,711,845	$1,424,177
Total distributable earnings (loss)	699,681	5,187,246	654,503
Total Net Assets	$3,507,371	$10,899,091	$2,078,680
Net Assets:
Class A	$613,494	$412,028	$—
Class C	10,948	20,445	—
Class I	1,944,320	1,989,427	353,585
Class L	13,237	3,528,158	—
Class R2	1,423	587	—
Class R3	—	4,032	—
Class R4	—	2,519	—
Class R5	4,947	7,707	—
Class R6	919,002	4,934,188	1,725,095
Total	$3,507,371	$10,899,091	$2,078,680
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	28,403	8,488	—
Class C	524	440	—
Class I	87,092	39,946	14,264
Class L	596	70,315	—
Class R2	67	12	—
Class R3	—	84	—
Class R4	—	51	—
Class R5	224	154	—
Class R6	41,661	98,462	70,000
Net Asset Value (a):
Class A — Redemption price per share	$21.60	$48.54	$—
Class C — Offering price per share (b)	20.92	46.45	—
Class I — Offering and redemption price per share	22.32	49.80	24.79
Class L — Offering and redemption price per share	22.21	50.18	—
Class R2 — Offering and redemption price per share	21.17	47.77	—
Class R3 — Offering and redemption price per share	—	48.26	—
Class R4 — Offering and redemption price per share	—	49.60	—
Class R5 — Offering and redemption price per share	22.05	50.19	—
Class R6 — Offering and redemption price per share	22.06	50.11	24.64
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$22.80	$51.23	$—
Cost of investments in non-affiliates	$2,814,960	$6,107,510	$1,270,831
Cost of investments in affiliates	82,948	20,784	53,552
Cost of foreign currency	4,491	1,868	898
Investment securities on loan, at value (See Note 2.C.)	23,288	177,380	18,317
Cost of investment of cash collateral (See Note 2.C.)	24,080	180,631	19,056

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	25

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
ASSETS:
Investments in non-affiliates, at value	$656,071	$5,152,485	$1,573,068
Investments in affiliates, at value	31,872	114,621	9,637
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	23,457	45,570	17,508
Cash	125	350	298
Foreign currency, at value	256	58	5,885
Deposits at broker for futures contracts	2,671	—	—
Receivables:
Investment securities sold	18,968	14,707	19,808
Fund shares sold	322	30,478	416
Dividends from non-affiliates	1,937	24,852	7,194
Dividends from affiliates	118	222	23
Tax reclaims	2,377	7,246	1,715
Securities lending income (See Note 2.C.)	3	251	63
Variation margin on futures contracts	604	—	—
Total Assets	738,781	5,390,840	1,635,615
LIABILITIES:
Payables:
Investment securities purchased	5,521	58,354	19,359
Collateral received on securities loaned (See Note 2.C.)	23,457	45,570	17,508
Fund shares redeemed	176	12,905	1,706
Accrued liabilities:
Investment advisory fees	276	1,845	637
Administration fees	1	140	6
Distribution fees	29	115	102
Service fees	58	175	158
Custodian and accounting fees	29	85	36
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—
Other	1,288	66	64
Total Liabilities	30,835	119,255	39,576
Net Assets	$707,946	$5,271,585	$1,596,039

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
NET ASSETS:
Paid-in-Capital	$528,204	$3,393,478	$1,047,614
Total distributable earnings (loss)	179,742	1,878,107	548,425
Total Net Assets	$707,946	$5,271,585	$1,596,039
Net Assets:
Class A	$125,167	$524,686	$468,818
Class C	5,327	9,866	7,647
Class I	231,042	549,891	493,647
Class L	9,145	—	—
Class R2	—	4,077	5,540
Class R5	—	2,443	1,996
Class R6	337,265	4,180,622	618,391
Total	$707,946	$5,271,585	$1,596,039
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,966	23,058	14,862
Class C	143	463	245
Class I	5,347	23,648	15,390
Class L	208	—	—
Class R2	—	178	178
Class R5	—	104	62
Class R6	7,738	179,337	19,281
Net Asset Value (a):
Class A — Redemption price per share	$42.20	$22.76	$31.54
Class C — Offering price per share (b)	37.14	21.31	31.21
Class I — Offering and redemption price per share	43.21	23.25	32.08
Class L — Offering and redemption price per share	43.99	—	—
Class R2 — Offering and redemption price per share	—	22.83	31.20
Class R5 — Offering and redemption price per share	—	23.42	32.07
Class R6 — Offering and redemption price per share	43.59	23.31	32.07
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$44.54	$24.02	$33.29
Cost of investments in non-affiliates	$505,711	$3,525,494	$1,135,222
Cost of investments in affiliates	31,870	114,615	9,637
Cost of foreign currency	256	58	5,883
Investment securities on loan, at value (See Note 2.C.)	22,521	43,888	17,046
Cost of investment of cash collateral (See Note 2.C.)	23,457	45,570	17,508

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	27

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25	$10	$12
Interest income from affiliates	2	45	22
Dividend income from non-affiliates	60,484	75,735	19,316
Dividend income from affiliates	2,698	649	188
Income from securities lending (net) (See Note 2.C.)	25	124	462
Foreign taxes withheld (net)	(6,073)	(7,421)	(2,080)
Foreign withholding tax reclaims (See Note 2.J.)	7,771	—	—
Total investment income	64,932	69,142	17,920
EXPENSES:
Investment advisory fees	7,554	33,535	2,463
Administration fees	1,030	3,700	739
Distribution fees:
Class A	658	453	—
Class C	26	70	—
Class R2	3	1	—
Class R3	—	5	—
Service fees:
Class A	658	453	—
Class C	9	23	—
Class I	1,818	2,199	415
Class L	7	1,588	—
Class R2	1	1	—
Class R3	—	5	—
Class R4	—	3	—
Class R5	1	4	—
Custodian and accounting fees	159	1,792	693
Interest expense to affiliates	— (a)	161	159
Professional fees	811	79	97
Trustees’ and Chief Compliance Officer’s fees	17	23	14
Printing and mailing costs	55	296	42
Registration and filing fees	196	319	33
Transfer agency fees (See Note 2.H.)	37	86	12
Other	19	46	20
Total expenses	13,059	44,842	4,687
Less fees waived	(2,199)	(3,910)	(921)
Less expense reimbursements	(7)	(45)	—
Net expenses	10,853	40,887	3,766
Net investment income (loss)	54,079	28,255	14,154

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$89,183	$470,997 (a)	$155,693 (b)
Investments in affiliates	(30)	(7)	2
Futures contracts	922	—	256
Foreign currency transactions	(726)	(1,358)	(746)
Net realized gain (loss)	89,349	469,632	155,205
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	280,715	1,445,118 (c)	181,415 (d)
Investments in affiliates	14	1	—
Futures contracts	11	—	727
Foreign currency translations	325	482	(32)
Change in net unrealized appreciation/depreciation	281,065	1,445,601	182,110
Net realized/unrealized gains (losses)	370,414	1,915,233	337,315
Change in net assets resulting from operations	$424,493	$1,943,488	$351,469

(a)
Net of foreign capital gains tax of $(3,282).
(b)
Net of foreign capital gains tax of $(241).
(c)
Net of change in foreign capital gains tax of $4,436.
(d)
Net of change in foreign capital gains tax of $2,863.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	29

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$20	$15	$337
Interest income from affiliates	2	6	3
Dividend income from non-affiliates	8,282	81,067	24,051
Dividend income from affiliates	461	1,274	267
Income from securities lending (net) (See Note 2.C.)	10	283	73
Foreign taxes withheld (net)	(534)	(7,350)	(2,336)
Foreign withholding tax reclaims (See Note 2.J.)	—	6,499	1,603
Total investment income	8,241	81,794	23,998
EXPENSES:
Investment advisory fees	2,040	12,928	4,794
Administration fees	255	1,939	599
Distribution fees:
Class A	151	632	556
Class C	16	34	31
Class R2	—	9	14
Service fees:
Class A	151	632	556
Class C	5	11	10
Class I	271	732	641
Class L	5	—	—
Class R2	—	5	7
Class R5	—	2	1
Custodian and accounting fees	82	304	173
Interest expense to affiliates	1	56	21
Professional fees	49	86	51
Trustees’ and Chief Compliance Officer’s fees	13	17	14
Printing and mailing costs	17	124	58
Registration and filing fees	45	108	56
Transfer agency fees (See Note 2.H.)	13	36	20
Other	14	29	15
Total expenses	3,128	17,684	7,617
Less fees waived	(762)	(2,984)	(1,642)
Less expense reimbursements	(1)	(13)	—
Net expenses	2,365	14,687	5,975
Net investment income (loss)	5,876	67,107	18,023
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$48,422	$297,601	$127,714
Investments in affiliates	(7)	(30)	(4)
Futures contracts	(1,736)	(1,086)	—
Foreign currency transactions	(270)	(812)	(173)
Net realized gain (loss)	46,409	295,673	127,537
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	15,231	8,938	1,435
Investments in affiliates	— (a)	20	2
Futures contracts	(84)	—	—
Foreign currency translations	147	748	169
Change in net unrealized appreciation/depreciation	15,294	9,706	1,606
Net realized/unrealized gains (losses)	61,703	305,379	129,143
Change in net assets resulting from operations	$67,579	$372,486	$147,166

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,079	$39,623	$28,255	$72,654
Net realized gain (loss)	89,349	43,659	469,632	741,743
Change in net unrealized appreciation/depreciation	281,065	244,866	1,445,601	1,467,095
Change in net assets resulting from operations	424,493	328,148	1,943,488	2,281,492
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,994)	(10,205)	(3,405)	(3,578)
Class C	(126)	(44)	(106)	(110)
Class I	(33,300)	(3,818)	(21,075)	(18,410)
Class L	(356)	(349)	(41,448)	(14,912)
Class R2	(26)	(25)	(5)	(3)
Class R3	—	—	(21)	(159)
Class R4	—	—	(26)	(33)
Class R5	(57)	(14)	(82)	(208)
Class R6	(19,868)	(12,998)	(62,520)	(65,166)
Total distributions to shareholders	(66,727)	(27,453)	(128,688)	(102,579)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,238,636	972,392	(328,814)	274,993
NET ASSETS:
Change in net assets	1,596,402	1,273,087	1,485,986	2,453,906
Beginning of period	1,910,969	637,882	9,413,105	6,959,199
End of period	$3,507,371	$1,910,969	$10,899,091	$9,413,105
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,154	$50,801	$5,876	$14,579
Net realized gain (loss)	155,205	112,243	46,409	80,433
Change in net unrealized appreciation/depreciation	182,110	368,352	15,294	37,966
Change in net assets resulting from operations	351,469	531,396	67,579	132,978
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(3,976)	(2,716)
Class C	—	—	(132)	(37)
Class I	(11,304)	(5,501)	(7,475)	(4,264)
Class L	—	—	(315)	(299)
Class R6	(60,574)	(44,244)	(12,127)	(11,901)
Total distributions to shareholders	(71,878)	(49,745)	(24,025)	(19,217)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(185,709)	(683,375)	19,673	11,695
NET ASSETS:
Change in net assets	93,882	(201,724)	63,227	125,456
Beginning of period	1,984,798	2,186,522	644,719	519,263
End of period	$2,078,680	$1,984,798	$707,946	$644,719
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$67,107	$104,266	$18,023	$24,485
Net realized gain (loss)	295,673	303,097	127,537	154,775
Change in net unrealized appreciation/depreciation	9,706	500,475	1,606	138,256
Change in net assets resulting from operations	372,486	907,838	147,166	317,516
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(30,721)	(11,142)	(18,606)	(9,904)
Class C	(537)	(89)	(314)	(207)
Class I	(33,704)	(22,580)	(23,776)	(16,497)
Class R2	(218)	(78)	(240)	(87)
Class R5	(176)	(181)	(80)	(54)
Class R6	(271,826)	(99,448)	(29,015)	(17,439)
Total distributions to shareholders	(337,182)	(133,518)	(72,031)	(44,188)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(187,699)	362,851	(102,270)	(164,109)
NET ASSETS:
Change in net assets	(152,395)	1,137,171	(27,135)	109,219
Beginning of period	5,423,980	4,286,809	1,623,174	1,513,955
End of period	$5,271,585	$5,423,980	$1,596,039	$1,623,174
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$159,499	$142,988	$53,055	$46,783
Distributions reinvested	12,934	10,145	3,302	3,478
Cost of shares redeemed	(58,627)	(60,155)	(84,724)	(93,041)
Change in net assets resulting from Class A capital transactions	113,806	92,978	(28,367)	(42,780)
Class C
Proceeds from shares issued	7,454	2,720	2,943	931
Distributions reinvested	120	36	104	105
Cost of shares redeemed	(1,251)	(746)	(4,949)	(10,157)
Change in net assets resulting from Class C capital transactions	6,323	2,010	(1,902)	(9,121)
Class I
Proceeds from shares issued	1,145,778	812,556	236,715	263,809
Distributions reinvested	33,037	3,793	19,322	16,941
Cost of shares redeemed	(290,652)	(132,679)	(249,900)	(441,594)
Change in net assets resulting from Class I capital transactions	888,163	683,670	6,137	(160,844)
Class L
Proceeds from shares issued	1,179	3,801	419,519	1,696,258
Distributions reinvested	345	334	41,197	14,430
Cost of shares redeemed	(4,062)	(1,275)	(397,946)	(439,484)
Change in net assets resulting from Class L capital transactions	(2,538)	2,860	62,770	1,271,204
Class R2
Proceeds from shares issued	882	181	24	150
Distributions reinvested	26	25	5	3
Cost of shares redeemed	(589)	(85)	(162)	(162)
Change in net assets resulting from Class R2 capital transactions	319	121	(133)	(9)
Class R3
Proceeds from shares issued	—	—	326	2,351
Distributions reinvested	—	—	15	25
Cost of shares redeemed	—	—	(467)	(11,838)
Change in net assets resulting from Class R3 capital transactions	—	—	(126)	(9,462)
Class R4
Proceeds from shares issued	—	—	55	723
Distributions reinvested	—	—	26	33
Cost of shares redeemed	—	—	(358)	(1,727)
Change in net assets resulting from Class R4 capital transactions	—	—	(277)	(971)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$3,647	$1,038	$1,783	$2,654
Distributions reinvested	57	14	63	193
Cost of shares redeemed	(533)	(128)	(3,351)	(12,842)
Change in net assets resulting from Class R5 capital transactions	3,171	924	(1,505)	(9,995)
Class R6
Proceeds from shares issued	320,569	273,042	495,938	885,207
Distributions reinvested	19,841	12,975	57,503	59,219
Cost of shares redeemed	(111,018)	(96,188)	(918,852)	(1,707,455)
Change in net assets resulting from Class R6 capital transactions	229,392	189,829	(365,411)	(763,029)
Total change in net assets resulting from capital transactions	$1,238,636	$972,392	$(328,814)	$274,993
SHARE TRANSACTIONS:
Class A
Issued	7,693	8,472	1,220	1,397
Reinvested	662	746	84	118
Redeemed	(2,856)	(3,717)	(2,030)	(2,874)
Change in Class A Shares	5,499	5,501	(726)	(1,359)
Class C
Issued	363	160	69	26
Reinvested	7	3	3	4
Redeemed	(61)	(49)	(120)	(329)
Change in Class C Shares	309	114	(48)	(299)
Class I
Issued	53,872	46,388	5,420	7,912
Reinvested	1,638	271	481	560
Redeemed	(13,513)	(7,224)	(5,583)	(13,330)
Change in Class I Shares	41,997	39,435	318	(4,858)
Class L
Issued	55	229	9,683	47,244
Reinvested	17	24	1,018	473
Redeemed	(200)	(77)	(8,955)	(12,935)
Change in Class L Shares	(128)	176	1,746	34,782
Class R2
Issued	42	12	1	4
Reinvested	1	2	— (a)	— (a)
Redeemed	(29)	(6)	(4)	(5)
Change in Class R2 Shares	14	8	(3)	(1)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	9	77
Reinvested	—	—	— (a)	1
Redeemed	—	—	(11)	(430)
Change in Class R3 Shares	—	—	(2)	(352)
Class R4
Issued	—	—	2	24
Reinvested	—	—	1	1
Redeemed	—	—	(8)	(52)
Change in Class R4 Shares	—	—	(5)	(27)
Class R5
Issued	171	60	39	78
Reinvested	3	1	2	6
Redeemed	(25)	(7)	(75)	(385)
Change in Class R5 Shares	149	54	(34)	(301)
Class R6
Issued	15,152	16,065	11,125	26,539
Reinvested	996	938	1,424	1,945
Redeemed	(5,273)	(5,720)	(20,478)	(51,318)
Change in Class R6 Shares	10,875	11,283	(7,929)	(22,834)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$13,738	$35,566
Distributions reinvested	—	—	3,831	2,610
Cost of shares redeemed	—	—	(13,588)	(22,485)
Change in net assets resulting from Class A capital transactions	—	—	3,981	15,691
Class C
Proceeds from shares issued	—	—	2,303	2,885
Distributions reinvested	—	—	128	34
Cost of shares redeemed	—	—	(512)	(1,362)
Change in net assets resulting from Class C capital transactions	—	—	1,919	1,557
Class I
Proceeds from shares issued	26,974	90,838	33,039	79,594
Distributions reinvested	11,304	5,501	3,613	4,020
Cost of shares redeemed	(58,968)	(86,183)	(18,959)	(33,748)
Change in net assets resulting from Class I capital transactions	(20,690)	10,156	17,693	49,866
Class L
Proceeds from shares issued	—	—	112	2,288
Distributions reinvested	—	—	306	292
Cost of shares redeemed	—	—	(2,971)	(1,530)
Change in net assets resulting from Class L capital transactions	—	—	(2,553)	1,050
Class R6
Proceeds from shares issued	243,388	186,947	4,811	7,647
Distributions reinvested	59,957	43,825	12,127	11,901
Cost of shares redeemed	(468,364)	(924,303)	(18,305)	(76,017)
Change in net assets resulting from Class R6 capital transactions	(165,019)	(693,531)	(1,367)	(56,469)
Total change in net assets resulting from capital transactions	$(185,709)	$(683,375)	$19,673	$11,695
SHARE TRANSACTIONS:
Class A
Issued	—	—	330	980
Reinvested	—	—	96	88
Redeemed	—	—	(330)	(636)
Change in Class A Shares	—	—	96	432
Class C
Issued	—	—	62	90
Reinvested	—	—	4	1
Redeemed	—	—	(14)	(42)
Change in Class C Shares	—	—	52	49
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	1,199	4,945	776	2,159
Reinvested	552	337	88	133
Redeemed	(2,608)	(4,666)	(452)	(928)
Change in Class I Shares	(857)	616	412	1,364
Class L
Issued	—	—	3	61
Reinvested	—	—	7	10
Redeemed	—	—	(70)	(41)
Change in Class L Shares	—	—	(60)	30
Class R6
Issued	10,792	10,952	113	191
Reinvested	2,945	2,704	295	392
Redeemed	(20,693)	(50,288)	(425)	(2,096)
Change in Class R6 Shares	(6,956)	(36,632)	(17)	(1,513)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,689	$73,487	$34,297	$63,484
Distributions reinvested	30,628	11,100	18,533	9,862
Cost of shares redeemed	(50,325)	(73,747)	(37,514)	(74,770)
Change in net assets resulting from Class A capital transactions	21,992	10,840	15,316	(1,424)
Class C
Proceeds from shares issued	2,422	6,369	317	799
Distributions reinvested	537	87	312	206
Cost of shares redeemed	(1,523)	(3,042)	(1,988)	(3,788)
Change in net assets resulting from Class C capital transactions	1,436	3,414	(1,359)	(2,783)
Class I
Proceeds from shares issued	64,941	232,394	40,544	109,290
Distributions reinvested	33,658	22,560	20,973	14,993
Cost of shares redeemed	(299,531)	(394,325)	(132,875)	(262,848)
Change in net assets resulting from Class I capital transactions	(200,932)	(139,371)	(71,358)	(138,565)
Class R2
Proceeds from shares issued	513	1,304	791	3,699
Distributions reinvested	217	78	240	87
Cost of shares redeemed	(331)	(1,718)	(2,126)	(1,545)
Change in net assets resulting from Class R2 capital transactions	399	(336)	(1,095)	2,241
Class R5
Proceeds from shares issued	160	1,115	256	237
Distributions reinvested	176	181	80	54
Cost of shares redeemed	(3,204)	(3,217)	(183)	(565)
Change in net assets resulting from Class R5 capital transactions	(2,868)	(1,921)	153	(274)
Class R6
Proceeds from shares issued	510,685	1,069,155	31,679	67,338
Distributions reinvested	267,152	97,497	29,001	17,427
Cost of shares redeemed	(785,563)	(676,427)	(104,607)	(108,069)
Change in net assets resulting from Class R6 capital transactions	(7,726)	490,225	(43,927)	(23,304)
Total change in net assets resulting from capital transactions	$(187,699)	$362,851	$(102,270)	$(164,109)
SHARE TRANSACTIONS:
Class A
Issued	1,867	3,549	1,125	2,375
Reinvested	1,416	607	640	408
Redeemed	(2,254)	(3,614)	(1,237)	(2,829)
Change in Class A Shares	1,029	542	528	(46)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	April 30, 2026

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	115	318	10	29
Reinvested	26	5	11	9
Redeemed	(71)	(154)	(65)	(143)
Change in Class C Shares	70	169	(44)	(105)
Class I
Issued	2,855	11,214	1,317	4,054
Reinvested	1,525	1,213	712	611
Redeemed	(13,090)	(18,513)	(4,246)	(9,802)
Change in Class I Shares	(8,710)	(6,086)	(2,217)	(5,137)
Class R2
Issued	23	65	27	147
Reinvested	10	4	8	4
Redeemed	(15)	(83)	(69)	(58)
Change in Class R2 Shares	18	(14)	(34)	93
Class R5
Issued	6	52	8	8
Reinvested	8	10	3	2
Redeemed	(140)	(140)	(6)	(21)
Change in Class R5 Shares	(126)	(78)	5	(11)
Class R6
Issued	22,353	50,827	1,025	2,500
Reinvested	12,069	5,228	986	711
Redeemed	(34,690)	(32,488)	(3,311)	(3,903)
Change in Class R6 Shares	(268)	23,567	(1,300)	(692)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$18.72	$0.36 (f)	$3.07	$3.43	$(0.55)
Year Ended October 31, 2025	14.53	0.53 (g)	4.25	4.78	(0.59)
Year Ended October 31, 2024	12.37	0.48	2.33	2.81	(0.65)
Year Ended October 31, 2023	10.57	0.53 (h)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (i)	3.89	4.32	(0.32)
Class C
Six Months Ended April 30, 2026 (Unaudited)	18.17	0.36 (f)	2.91	3.27	(0.52)
Year Ended October 31, 2025	14.09	0.39 (g)	4.18	4.57	(0.49)
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (h)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (i)	3.79	4.12	(0.24)
Class I
Six Months Ended April 30, 2026 (Unaudited)	19.36	0.43 (f)	3.12	3.55	(0.59)
Year Ended October 31, 2025	15.01	0.63 (g)	4.35	4.98	(0.63)
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (h)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (i)	3.99	4.46	(0.34)
Class L
Six Months Ended April 30, 2026 (Unaudited)	19.25	0.38 (f)	3.17	3.55	(0.59)
Year Ended October 31, 2025	14.93	0.61 (g)	4.35	4.96	(0.64)
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (h)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (i)	3.99	4.46	(0.34)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	18.33	0.27 (f)	3.06	3.33	(0.49)
Year Ended October 31, 2025	14.24	0.48 (g)	4.15	4.63	(0.54)
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (h)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (i)	3.82	4.21	(0.28)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	19.13	0.46 (f)	3.06	3.52	(0.60)
Year Ended October 31, 2025	14.84	0.59 (g)	4.34	4.93	(0.64)
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (h)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (i)	4.02	4.43	(0.36)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.60	18.62%	$613,494	1.04%	3.51%(f)	1.22%	23%
18.72	34.40	428,883	0.99	3.26 (g)	1.20	29
14.53	23.40	252,963	1.00	3.42	1.22	50
12.37	21.38	201,868	0.99	4.29 (h)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (i)	1.24	33

20.92	18.30	10,948	1.53	3.63 (f)	1.73	23
18.17	33.74	3,902	1.49	2.40 (g)	1.77	29
14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (h)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (i)	1.77	33

22.32	18.69	1,944,320	0.79	4.04 (f)	0.97	23
19.36	34.77	872,877	0.74	3.55 (g)	0.94	29
15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (h)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (i)	0.99	33

22.21	18.79	13,237	0.70	3.68 (f)	0.82	23
19.25	34.82	13,925	0.64	3.60 (g)	0.79	29
14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (h)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (i)	0.84	33

21.17	18.45	1,423	1.35	2.72 (f)	1.54	23
18.33	33.96	970	1.29	3.01 (g)	1.54	29
14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (h)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (i)	1.59	33

22.05	18.76	4,947	0.68	4.36 (f)	0.81	23
19.13	34.91	1,436	0.64	3.40 (g)	0.79	29
14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (h)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (i)	0.85	33
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	$19.13	$0.42 (f)	$3.12	$3.54	$(0.61)
Year Ended October 31, 2025	14.84	0.62 (g)	4.32	4.94	(0.65)
Year Ended October 31, 2024	12.62	0.56	2.36	2.92	(0.70)
Year Ended October 31, 2023	10.77	0.60 (h)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (i)	3.97	4.46	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.30, $0.30, $0.37, $0.32, $0.21, $0.40 and $0.36 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.23%, 3.35%, 3.76%, 3.40%, 2.44%, 4.08% and 3.77% for Class A, Class C, Class I,
Class L, Class R2, Class R5 and Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.53, $0.39, $0.63, $0.61, $0.48, $0.59 and $0.62 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.25%, 2.39%, 3.54%, 3.59%, 3.00%, 3.39% and 3.70% for Class A, Class C, Class I,
Class L, Class R2, Class R5 and Class R6, respectively.

(h)
Reflects income from foreign withholding tax reclaims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(i)
Reflects income from foreign withholding tax reclaims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$22.06	18.87%	$919,002	0.59%	4.05%(f)	0.72%	23%
19.13	34.96	588,976	0.54	3.71 (g)	0.70	29
14.84	23.95	289,407	0.55	3.93	0.72	50
12.62	21.99	206,267	0.54	4.76 (h)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (i)	0.73	33

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$40.61	$0.04	$8.31	$8.35	$(0.40)	$(0.02)	$(0.42)
Year Ended October 31, 2025	30.70	0.23	10.03	10.26	(0.35)	—	(0.35)
Year Ended October 31, 2024	26.20	0.29	4.57	4.86	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Class C
Six Months Ended April 30, 2026 (Unaudited)	38.78	(0.06)	7.96	7.90	(0.21)	(0.02)	(0.23)
Year Ended October 31, 2025	29.28	0.07	9.58	9.65	(0.15)	—	(0.15)
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Class I
Six Months Ended April 30, 2026 (Unaudited)	41.72	0.10	8.50	8.60	(0.50)	(0.02)	(0.52)
Year Ended October 31, 2025	31.53	0.32	10.29	10.61	(0.42)	—	(0.42)
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Class L
Six Months Ended April 30, 2026 (Unaudited)	42.05	0.12	8.58	8.70	(0.55)	(0.02)	(0.57)
Year Ended October 31, 2025	31.78	0.27	10.46	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	39.96	(0.01)	8.17	8.16	(0.33)	(0.02)	(0.35)
Year Ended October 31, 2025	30.16	0.10	9.91	10.01	(0.21)	—	(0.21)
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Class R3
Six Months Ended April 30, 2026 (Unaudited)	40.21	0.03	8.26	8.29	(0.22)	(0.02)	(0.24)
Year Ended October 31, 2025	30.41	0.21	9.94	10.15	(0.35)	—	(0.35)
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$48.54	20.79%	$412,028	1.19%	0.20%	1.32%	16%
40.61	33.83	374,199	1.24	0.69	1.32	55
30.70	18.69	324,604	1.24	0.97	1.31	36
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25

46.45	20.50	20,445	1.69	(0.29)	1.83	16
38.78	33.17	18,931	1.74	0.21	1.83	55
29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25

49.80	20.92	1,989,427	0.94	0.46	1.06	16
41.72	34.17	1,653,181	0.99	0.93	1.06	55
31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25

50.18	21.02	3,528,158	0.84	0.55	0.91	16
42.05	34.30	2,883,527	0.89	0.78	0.91	55
31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25

47.77	20.61	587	1.49	(0.05)	1.69	16
39.96	33.43	616	1.54	0.32	1.79	55
30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25

48.26	20.76	4,032	1.24	0.15	1.32	16
40.21	33.80	3,473	1.29	0.67	1.32	55
30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R4
Six Months Ended April 30, 2026 (Unaudited)	$41.51	$0.09	$8.48	$8.57	$(0.46)	$(0.02)	$(0.48)
Year Ended October 31, 2025	31.37	0.32	10.22	10.54	(0.40)	—	(0.40)
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	42.03	0.11	8.58	8.69	(0.51)	(0.02)	(0.53)
Year Ended October 31, 2025	31.76	0.39	10.34	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	42.00	0.15	8.56	8.71	(0.58)	(0.02)	(0.60)
Year Ended October 31, 2025	31.75	0.39	10.35	10.74	(0.49)	—	(0.49)
Year Ended October 31, 2024	27.09	0.43	4.73	5.16	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$49.60	20.91%	$2,519	0.99%	0.40%	1.07%	16%
41.51	34.09	2,359	1.04	0.97	1.07	55
31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25

50.19	20.99	7,707	0.84	0.52	0.92	16
42.03	34.33	7,914	0.89	1.19	0.92	55
31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25

50.11	21.07	4,934,188	0.74	0.66	0.81	16
42.00	34.43	4,468,905	0.79	1.15	0.81	55
31.75	19.22	4,103,129	0.79	1.41	0.81	36
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Six Months Ended April 30, 2026 (Unaudited)	$21.65	$0.15	$3.74	$3.89	$(0.75)	$—	$(0.75)
Year Ended October 31, 2025	17.15	0.42	4.45	4.87	(0.37)	—	(0.37)
Year Ended October 31, 2024	14.48	0.40	2.73	3.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	21.54	0.16	3.71	3.87	(0.77)	—	(0.77)
Year Ended October 31, 2025	17.06	0.43	4.44	4.87	(0.39)	—	(0.39)
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.02%
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	April 30, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.79	18.72%	$353,585	0.47%	1.34%	0.69%	23%
21.65	29.13	327,393	0.45	2.31	0.69	48
17.15	22.07	248,762	0.45	2.47	0.68	40
14.48	11.13	155,553	0.47 (f)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53

24.64	18.73	1,725,095	0.37	1.46	0.43	23
21.54	29.29	1,657,405	0.35	2.43	0.43	48
17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (f)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$39.56	$0.29	$3.74	$4.03	$(1.39)
Year Ended October 31, 2025	32.56	0.77 (f)	7.36	8.13	(1.13)
Year Ended October 31, 2024	26.68	0.60	6.17	6.77	(0.89)
Year Ended October 31, 2023	23.70	0.49 (g)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (h)	9.14	9.54	(0.27)
Class C
Six Months Ended April 30, 2026 (Unaudited)	35.00	0.21	3.26	3.47	(1.33)
Year Ended October 31, 2025	28.86	0.52 (f)	6.54	7.06	(0.92)
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (g)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (h)	8.08	8.30	(0.15)
Class I
Six Months Ended April 30, 2026 (Unaudited)	40.51	0.36	3.83	4.19	(1.49)
Year Ended October 31, 2025	33.32	0.90 (f)	7.50	8.40	(1.21)
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (g)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (h)	9.33	9.80	(0.33)
Class L
Six Months Ended April 30, 2026 (Unaudited)	41.22	0.37	3.92	4.29	(1.52)
Year Ended October 31, 2025	33.88	0.96 (f)	7.63	8.59	(1.25)
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (g)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (h)	9.44	9.98	(0.37)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	40.88	0.39	3.89	4.28	(1.57)
Year Ended October 31, 2025	33.62	0.98 (f)	7.56	8.54	(1.28)
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (g)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (h)	9.41	9.96	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.67, $0.43, $0.80, $0.86 and $0.88 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.90%, 1.33%, 2.18%, 2.32% and 2.45% for Class A, Class C, Class I, Class L and Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(h)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	April 30, 2026

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$42.20	10.40%	$125,167	0.99%	1.43%	1.25%	49%
39.56	26.13	113,516	1.24	2.18 (f)	1.25	102
32.56	25.78	79,387	1.24	1.89	1.29	95
26.68	13.44	68,564	1.24	1.76 (g)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (h)	1.26	92

37.14	10.12	5,327	1.40	1.15	1.67	49
35.00	25.51	3,177	1.73	1.61 (f)	1.80	102
28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (g)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (h)	1.77	92

43.21	10.55	231,042	0.73	1.71	0.98	49
40.51	26.44	199,904	0.98	2.46 (f)	0.99	102
33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (g)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (h)	0.99	92

43.99	10.61	9,145	0.66	1.72	0.86	49
41.22	26.61	11,066	0.84	2.60 (f)	0.85	102
33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (g)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (h)	0.85	92

43.59	10.69	337,265	0.56	1.86	0.75	49
40.88	26.73	317,056	0.73	2.73 (f)	0.74	102
33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (g)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (h)	0.75	92

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$22.61	$0.25 (f)	$1.28	$1.53	$(0.58)	$(0.80)	$(1.38)
Year Ended October 31, 2025	19.38	0.37 (g)	3.38	3.75	(0.52)	—	(0.52)
Year Ended October 31, 2024	16.54	0.34	2.87	3.21	(0.37)	—	(0.37)
Year Ended October 31, 2023	14.75	0.33 (h)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (i)	5.04	5.34	(0.18)	—	(0.18)
Class C
Six Months Ended April 30, 2026 (Unaudited)	21.26	0.19 (f)	1.19	1.38	(0.53)	(0.80)	(1.33)
Year Ended October 31, 2025	18.22	0.24 (g)	3.20	3.44	(0.40)	—	(0.40)
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (h)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (i)	4.77	4.95	(0.07)	—	(0.07)
Class I
Six Months Ended April 30, 2026 (Unaudited)	23.07	0.27 (f)	1.31	1.58	(0.60)	(0.80)	(1.40)
Year Ended October 31, 2025	19.76	0.42 (g)	3.46	3.88	(0.57)	—	(0.57)
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (h)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (i)	5.13	5.49	(0.23)	—	(0.23)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	22.64	0.22 (f)	1.28	1.50	(0.51)	(0.80)	(1.31)
Year Ended October 31, 2025	19.40	0.32 (g)	3.38	3.70	(0.46)	—	(0.46)
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (h)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (i)	4.99	5.22	(0.22)	—	(0.22)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	23.23	0.26 (f)	1.35	1.61	(0.62)	(0.80)	(1.42)
Year Ended October 31, 2025	19.89	0.45 (g)	3.48	3.93	(0.59)	—	(0.59)
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (h)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (i)	5.15	5.54	(0.25)	—	(0.25)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$22.76	7.20%	$524,686	0.95%	2.28%(f)	1.11%	30%
22.61	20.00	498,099	0.95	1.79 (g)	1.11	44
19.38	19.61	416,325	0.95	1.75	1.11	39
16.54	14.88	351,211	0.95	1.91 (h)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (i)	1.11	35

21.31	6.91	9,866	1.45	1.83 (f)	1.62	30
21.26	19.42	8,356	1.45	1.24 (g)	1.63	44
18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (h)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (i)	1.62	35

23.25	7.31	549,891	0.70	2.37 (f)	0.85	30
23.07	20.32	746,644	0.70	1.99 (g)	0.86	44
19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (h)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (i)	0.86	35

22.83	7.04	4,077	1.25	1.99 (f)	1.37	30
22.64	19.62	3,627	1.25	1.54 (g)	1.36	44
19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (h)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (i)	1.47	35

23.42	7.37	2,443	0.60	2.32 (f)	0.71	30
23.23	20.46	5,329	0.60	2.15 (g)	0.71	44
19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (h)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (i)	0.71	35
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund (continued)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	$23.17	$0.30 (f)	$1.31	$1.61	$(0.67)	$(0.80)	$(1.47)
Year Ended October 31, 2025	19.85	0.47 (g)	3.46	3.93	(0.61)	—	(0.61)
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (h)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (i)	5.13	5.55	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.22, $0.16, $0.24, $0.19, $0.23 and $0.27 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 2.16%, 1.71%, 2.25%, 1.87%, 2.20% and 2.55% for Class A, Class C, Class I, Class L, Class R2, Class R5 and
Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.35, $0.22, $0.40, $0.30, $0.43 and $0.45 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.71%, 1.16%, 1.91%, 1.46%, 2.07% and 2.16% for Class A, Class C, Class I, Class R2, Class R5 and Class R6,
respectively.

(h)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(i)
Reflects income from foreign withholding tax reclaims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$23.31	7.41%	$4,180,622	0.50%	2.67%(f)	0.60%	30%
23.17	20.54	4,161,925	0.50	2.24 (g)	0.61	44
19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (h)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (i)	0.60	35

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Focus Fund
Class A
Six Months Ended April 30, 2026 (Unaudited)	$30.20	$0.31 (f)	$2.32	$2.63	$(0.71)	$(0.58)	$(1.29)
Year Ended October 31, 2025	25.35	0.36	5.19	5.55	(0.70)	—	(0.70)
Year Ended October 31, 2024	21.73	0.37	3.69	4.06	(0.44)	—	(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)	—	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)	—	(0.43)
Year Ended October 31, 2021	22.07	0.35 (g)	5.32	5.67	(0.19)	—	(0.19)
Class C
Six Months Ended April 30, 2026 (Unaudited)	29.79	0.22 (f)	2.32	2.54	(0.54)	(0.58)	(1.12)
Year Ended October 31, 2025	24.98	0.22	5.13	5.35	(0.54)	—	(0.54)
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)	—	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)	—	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)	—	(0.29)
Year Ended October 31, 2021	21.68	0.20 (g)	5.24	5.44	(0.06)	—	(0.06)
Class I
Six Months Ended April 30, 2026 (Unaudited)	30.72	0.33 (f)	2.38	2.71	(0.77)	(0.58)	(1.35)
Year Ended October 31, 2025	25.77	0.43	5.28	5.71	(0.76)	—	(0.76)
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)	—	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)	—	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)	—	(0.48)
Year Ended October 31, 2021	22.39	0.42 (g)	5.39	5.81	(0.25)	—	(0.25)
Class R2
Six Months Ended April 30, 2026 (Unaudited)	29.83	0.24 (f)	2.33	2.57	(0.62)	(0.58)	(1.20)
Year Ended October 31, 2025	25.10	0.29	5.11	5.40	(0.67)	—	(0.67)
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)	—	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)	—	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)	—	(0.30)
Year Ended October 31, 2021	21.85	0.27 (g)	5.26	5.53	(0.13)	—	(0.13)
Class R5
Six Months Ended April 30, 2026 (Unaudited)	30.72	0.38 (f)	2.35	2.73	(0.80)	(0.58)	(1.38)
Year Ended October 31, 2025	25.78	0.46	5.27	5.73	(0.79)	—	(0.79)
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)	—	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)	—	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)	—	(0.50)
Year Ended October 31, 2021	22.38	0.44 (g)	5.40	5.84	(0.26)	—	(0.26)
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$31.54	9.12%	$468,818	1.00%	2.09%(f)	1.23%	29%
30.20	22.58	432,931	1.00	1.34	1.23	55
25.35	18.81	364,538	1.00	1.47	1.22	45
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (g)	1.21	32

31.21	8.86	7,647	1.50	1.47 (f)	1.77	29
29.79	21.97	8,608	1.50	0.84	1.77	55
24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (g)	1.72	32

32.08	9.26	493,647	0.75	2.19 (f)	0.97	29
30.72	22.90	540,777	0.75	1.58	0.97	55
25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (g)	0.96	32

31.20	8.98	5,540	1.30	1.62 (f)	1.49	29
29.83	22.19	6,321	1.30	1.10	1.50	55
25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (g)	1.48	32

32.07	9.34	1,996	0.65	2.46 (f)	0.90	29
30.72	22.99	1,762	0.65	1.70	0.92	55
25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (g)	0.87	32
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Focus Fund (continued)
Class R6
Six Months Ended April 30, 2026 (Unaudited)	$30.74	$0.37 (f)	$2.37	$2.74	$(0.83)	$(0.58)	$(1.41)
Year Ended October 31, 2025	25.80	0.49	5.26	5.75	(0.81)	—	(0.81)
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)	—	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)	—	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)	—	(0.53)
Year Ended October 31, 2021	22.40	0.46 (g)	5.40	5.86	(0.28)	—	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax reclaims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.28, $0.19, $0.30, $0.21, $0.35 and $0.34 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.99%, 1.37%, 2.09%, 1.52%, 2.36% and 2.35% for Class A, Class C, Class I, Class L, Class R2, Class R5 and
Class R6, respectively.

(g)
Reflects income from foreign withholding tax reclaims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	April 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$32.07	9.37%	$618,391	0.55%	2.45%(f)	0.73%	29%
30.74	23.11	632,775	0.55	1.79	0.72	55
25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (g)	0.71	32

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2026	J.P. Morgan International Equity Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
Class L Shares of Developed International Value Fund, Emerging Markets Equity Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund, Emerging Markets Equity Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

62	J.P. Morgan International Equity Funds	April 30, 2026

Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$166,612	$—	$166,612
Austria	11,815	45,029	—	56,844
Belgium	—	32,118	—	32,118
China	—	18,894	—	18,894
Denmark	10,401	30,824	—	41,225
Finland	—	21,742	—	21,742
France	1,052	286,187	—	287,239

April 30, 2026	J.P. Morgan International Equity Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Developed International Value Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia	$3,674	$—	$—	$3,674
Germany	13,139	271,308	—	284,447
Guatemala	12,357	—	—	12,357
Hong Kong	17,677	78,805	—	96,482
Indonesia	—	7,054	—	7,054
Ireland	32,106	21,753	—	53,859
Israel	—	3,267	—	3,267
Italy	—	164,082	—	164,082
Ivory Coast	—	4,020	—	4,020
Japan	—	744,898	—	744,898
Luxembourg	—	14,431	—	14,431
Netherlands	24,368	112,042	—	136,410
Norway	46,794	29,993	—	76,787
Peru	—	5,330	—	5,330
Portugal	—	16,384	—	16,384
Singapore	—	20,960	—	20,960
South Africa	—	16,166	—	16,166
Spain	10,313	164,948	—	175,261
Sweden	40,576	72,545	—	113,121
Switzerland	—	119,632	—	119,632
United Kingdom	76,603	357,830	—	434,433
United States	—	314,609	—	314,609
Total Common Stocks	300,875	3,141,463	—	3,442,338
Short-Term Investments
Investment Companies	82,957	—	—	82,957
Investment of Cash Collateral from Securities Loaned	24,080	—	—	24,080
Total Short-Term Investments	107,037	—	—	107,037
Total Investments in Securities	$407,912	$3,141,463	$—	$3,549,375

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$254,867	$—	$—	$254,867
Brazil	1,088,484	—	—	1,088,484
China	584,443	1,501,680	—	2,086,123
Greece	—	32,317	—	32,317
Guatemala	124,765	—	—	124,765
Hong Kong	—	305,189	—	305,189
Hungary	—	91,698	—	91,698
India	68,345	952,755	—	1,021,100
Indonesia	—	62,188	—	62,188
Mexico	180,551	—	—	180,551
Panama	59,644	—	—	59,644
Peru	108,083	—	—	108,083
Portugal	53,018	—	—	53,018

64	J.P. Morgan International Equity Funds	April 30, 2026

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Saudi Arabia	$—	$51,450	$—	$51,450
Singapore	99,833	—	—	99,833
South Africa	103,583	—	—	103,583
South Korea	339,796	1,604,747	—	1,944,543
Spain	—	186,903	—	186,903
Taiwan	395,383	2,096,196	—	2,491,579
Turkey	—	273,919	—	273,919
United Arab Emirates	—	190,465	—	190,465
United States	109,517	—	—	109,517
Total Common Stocks	3,570,312	7,349,507	—	10,919,819
Short-Term Investments
Investment Companies	20,785	—	—	20,785
Investment of Cash Collateral from Securities Loaned	180,631	—	—	180,631
Total Short-Term Investments	201,416	—	—	201,416
Total Investments in Securities	$3,771,728	$7,349,507	$—	$11,121,235

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,512	$—	$6,512
Brazil	117,617	—	—	117,617
Chile	3,046	—	—	3,046
China	33,848	473,118	—	506,966
Colombia	4,151	—	—	4,151
Greece	4,373	17,955	—	22,328
Guatemala	2,955	—	—	2,955
Hong Kong	—	3,505	—	3,505
Hungary	1,950	11,141	—	13,091
India	15,758	227,011	2,084	244,853
Indonesia	2,524	15,427	—	17,951
Kazakhstan	1,197	—	—	1,197
Kuwait	1,361	—	—	1,361
Malaysia	—	12,497	—	12,497
Mexico	46,389	—	—	46,389
Panama	1,656	—	—	1,656
Peru	9,261	—	—	9,261
Philippines	—	1,828	—	1,828
Poland	—	10,288	—	10,288
Qatar	8,197	—	—	8,197
Russia	—	—	— (a)	— (a)
Saudi Arabia	9,860	33,336	—	43,196
Singapore	436	—	—	436
South Africa	17,130	50,839	—	67,969
South Korea	18,274	375,330	—	393,604
Taiwan	3,846	535,395	—	539,241

April 30, 2026	J.P. Morgan International Equity Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Thailand	$3,123	$20,980	$—	$24,103
Turkey	—	5,051	—	5,051
United Arab Emirates	7,629	8,073	—	15,702
United States	1,940	—	—	1,940
Total Common Stocks	316,521	1,808,286	2,084	2,126,891
Short-Term Investments
Investment Companies	53,552	—	—	53,552
Investment of Cash Collateral from Securities Loaned	19,056	—	—	19,056
Total Short-Term Investments	72,608	—	—	72,608
Total Investments in Securities	$389,129	$1,808,286	$2,084	$2,199,499
Appreciation in Other Financial Instruments
Futures Contracts	$743	$—	$—	$743

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the six months ended April 30, 2026.
Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$14,271	$—	$14,271
Austria	—	5,203	—	5,203
Belgium	—	8,721	—	8,721
Denmark	14,812	5,635	—	20,447
France	—	105,994	—	105,994
Germany	—	92,490	—	92,490
Italy	—	37,760	—	37,760
Netherlands	15,424	85,106	—	100,530
Norway	—	6,833	—	6,833
Spain	—	28,857	—	28,857
Sweden	12,177	—	—	12,177
Switzerland	—	58,002	—	58,002
United Kingdom	13,020	111,897	—	124,917
United States	—	39,869	—	39,869
Total Common Stocks	55,433	600,638	—	656,071
Short-Term Investments
Investment Companies	31,872	—	—	31,872
Investment of Cash Collateral from Securities Loaned	23,457	—	—	23,457
Total Short-Term Investments	55,329	—	—	55,329
Total Investments in Securities	$110,762	$600,638	$—	$711,400
Appreciation in Other Financial Instruments
Futures Contracts	$456	$—	$—	$456

66	J.P. Morgan International Equity Funds	April 30, 2026

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$286,273	$—	$286,273
Austria	—	44,459	—	44,459
Belgium	—	79,049	—	79,049
Denmark	—	37,288	—	37,288
Finland	—	78,160	—	78,160
France	—	527,096	—	527,096
Germany	—	523,800	—	523,800
Greece	—	51,897	—	51,897
Hong Kong	—	127,165	—	127,165
Ireland	—	33,468	—	33,468
Italy	40,345	97,225	—	137,570
Japan	44,192	1,100,331	—	1,144,523
Netherlands	40,494	232,301	—	272,795
Singapore	26,105	103,194	—	129,299
Spain	—	204,167	—	204,167
Sweden	—	181,616	—	181,616
Switzerland	—	189,081	—	189,081
Taiwan	54,846	—	—	54,846
United Kingdom	42,676	651,193	—	693,869
United States	—	356,064	—	356,064
Total Common Stocks	248,658	4,903,827	—	5,152,485
Short-Term Investments
Investment Companies	114,621	—	—	114,621
Investment of Cash Collateral from Securities Loaned	45,570	—	—	45,570
Total Short-Term Investments	160,191	—	—	160,191
Total Investments in Securities	$408,849	$4,903,827	$—	$5,312,676

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$57,024	$—	$57,024
Belgium	—	38,819	—	38,819
Brazil	36,045	—	—	36,045
Canada	68,167	—	—	68,167
China	—	117,565	—	117,565
Denmark	—	15,126	—	15,126
France	—	149,892	—	149,892
Germany	—	135,647	—	135,647
Greece	—	17,024	—	17,024
Hong Kong	—	23,341	—	23,341
India	25,703	16,361	—	42,064
Italy	—	24,135	—	24,135
Japan	—	208,975	—	208,975

April 30, 2026	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$43,434	$—	$43,434
Saudi Arabia	—	18,179	—	18,179
Singapore	—	36,765	—	36,765
South Korea	25,307	77,869	—	103,176
Sweden	—	43,363	—	43,363
Switzerland	—	32,720	—	32,720
Taiwan	55,418	73,104	—	128,522
United Kingdom	23,857	87,548	—	111,405
United States	—	121,680	—	121,680
Total Common Stocks	234,497	1,338,571	—	1,573,068
Short-Term Investments
Investment Companies	9,637	—	—	9,637
Investment of Cash Collateral from Securities Loaned	17,508	—	—	17,508
Total Short-Term Investments	27,145	—	—	27,145
Total Investments in Securities	$261,642	$1,338,571	$—	$1,600,213
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

68	J.P. Morgan International Equity Funds	April 30, 2026

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$23,288	$(23,288)	$—
Emerging Markets Equity Fund	177,380	(177,380)	—
Emerging Markets Research Enhanced Equity Fund	18,317	(18,317)	—
Europe Dynamic Fund	22,521	(22,521)	—
International Equity Fund	43,888	(43,888)	—
International Focus Fund	17,046	(17,046)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$68,350	$912,997	$898,374	$(30)	$14	$82,957	82,940	$2,698	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	9,405	163,555	148,880	—	—	24,080	24,080	364 *	—
Total	$77,755	$1,076,552	$1,047,254	$(30)	$14	$107,037		$3,062	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$—	$959,488	$938,697	$(7)	$1	$20,785	20,781	$649	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	70,284	727,231	616,884	—	—	180,631	180,631	1,898 *	—
Total	$70,284	$1,686,719	$1,555,581	$(7)	$1	$201,416		$2,547	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

April 30, 2026	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$—	$295,260	$241,710	$2	$—	$53,552	53,541	$188	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	14,532	50,082	45,558	—	—	19,056	19,056	285 *	—
Total	$14,532	$345,342	$287,268	$2	$—	$72,608		$473	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$14,862	$162,327	$145,310	$(7)	$— (c)	$31,872	31,866	$461	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	4,966	76,738	58,247	—	—	23,457	23,457	190 *	—
Total	$19,828	$239,065	$203,557	$(7)	$— (c)	$55,329		$651	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$141,338	$955,595	$982,302	$(30)	$20	$114,621	114,598	$1,274	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	36,487	347,093	338,010	—	—	45,570	45,570	613 *	—
Total	$177,825	$1,302,688	$1,320,312	$(30)	$20	$160,191		$1,887	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

70	J.P. Morgan International Equity Funds	April 30, 2026

International Focus Fund
For the six months ended April 30, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2026	Shares at April 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.66% (a) (b)	$18,464	$211,479	$220,304	$(4)	$2	$9,637	9,635	$267	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	2,292	117,705	102,489	—	—	17,508	17,508	207 *	—
Total	$20,756	$329,184	$322,793	$(4)	$2	$27,145		$474	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2026.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

April 30, 2026	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended April 30, 2026 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund
Futures Contracts:
Average Notional Balance Long	$57,842	$13,381	$21,254	$41,393
Average Notional Balance Short	—	—	(444)	—
Ending Notional Balance Long	—	51,902	42,007	—
The Funds' derivatives contracts held at April 30, 2026 are not accounted for as hedging instruments under GAAP.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2026, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$10	$1	$18	$1	$— (a)	n/a	n/a	$— (a)	$7	$37
Emerging Markets Equity Fund
Transfer agency fees	13	2	17	8	— (a)	$— (a)	$— (a)	1	45	86
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	6	n/a	n/a	n/a	n/a	n/a	6	12
Europe Dynamic Fund
Transfer agency fees	8	1	3	— (a)	n/a	n/a	n/a	n/a	1	13
International Equity Fund
Transfer agency fees	14	1	2	n/a	— (a)	n/a	n/a	— (a)	19	36
International Focus Fund
Transfer agency fees	8	2	3	n/a	— (a)	n/a	n/a	1	6	20

(a)	Amount rounds to less than one thousand.

72	J.P. Morgan International Equity Funds	April 30, 2026

I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries, recently paid Developed International Value Fund (France), International Equity Fund (France) and International Focus Fund (Finland and France) tax reclaims for prior tax withholding. These tax reclaim payments, including any related interest income, are included in Foreign withholding tax reclaims on the Statements of Operations.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2026, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.

April 30, 2026	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$53	$—
Emerging Markets Equity Fund	17	—
Europe Dynamic Fund	3	—
International Equity Fund	24	— (a)
International Focus Fund	19	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

74	J.P. Morgan International Equity Funds	April 30, 2026

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund (1)	1.19	1.69	0.94	1.49	1.24%	0.99%	0.84	0.74
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund (2)	1.00	1.50	0.75	n/a	n/a	n/a	n/a	0.55
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55

(1)
Prior to November 1, 2025, the contractual expense limitations were 1.24%, 1.74%, 0.99%, 1.54%, 1.29%, 1.04%, 0.89% and 0.79% for Class A,
Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(2)	Prior to November 1, 2025, the contractual expense limitations were 1.24%, 1.74%, 0.99% and 0.00% for Class A, Class C, Class I and Class R6 Shares, respectively.
Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2027.
For the six months ended April 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$933	$622	$526	$2,081	$7
Emerging Markets Equity Fund	1,977	1,319	569	3,865	45
Emerging Markets Research Enhanced Equity Fund	396	264	254	914	—
Europe Dynamic Fund	390	252	97	739	1
International Equity Fund	1,568	1,046	290	2,904	13
International Focus Fund	828	552	246	1,626	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended April 30, 2026 were as follows:

Developed International Value Fund	$118
Emerging Markets Equity Fund	45
Emerging Markets Research Enhanced Equity Fund	7
Europe Dynamic Fund	23
International Equity Fund	80
International Focus Fund	16

April 30, 2026	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2026, Emerging Markets Equity Fund and Europe Dynamic Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$1,833,933	$602,596
Emerging Markets Equity Fund	1,621,453	2,058,669
Emerging Markets Research Enhanced Equity Fund	453,039	702,645
Europe Dynamic Fund	323,025	355,396
International Equity Fund	1,521,878	1,951,359
International Focus Fund	464,541	623,957
During the six months ended April 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$2,921,988	$662,030	$34,643	$627,387
Emerging Markets Equity Fund	6,308,925	5,083,757	271,447	4,812,310
Emerging Markets Research Enhanced Equity Fund	1,343,439	942,018	85,215	856,803
Europe Dynamic Fund	561,038	160,233	9,415	150,818
International Equity Fund	3,685,679	1,731,162	104,165	1,626,997
International Focus Fund	1,162,367	465,364	27,518	437,846
At October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$32,811	$—
Emerging Markets Research Enhanced Equity Fund	136,365	139,573
Europe Dynamic Fund	13,176	—

76	J.P. Morgan International Equity Funds	April 30, 2026

During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$27,776	$13,662
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	7,667	78,796
Europe Dynamic Fund	72,584	—
International Equity Fund	25,309	82,363
International Focus Fund	110,706	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The following Funds had borrowings outstanding from another fund at April 30, 2026:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$18,263	4.47%	18	$41
Emerging Markets Research Enhanced Equity Fund	40,517	4.43	27	135
International Equity Fund	43,868	4.41	10	55
International Focus Fund	28,046	4.38	4	14
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

April 30, 2026	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2026 (Unaudited) (continued)
(Dollar values in thousands)
As of April 30, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	4	71.2%
Emerging Markets Equity Fund	—	—	3	56.5
Europe Dynamic Fund	3	43.3	1	17.3
International Equity Fund	—	—	2	41.1
International Focus Fund	1	12.4	2	53.9
As of April 30, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	20.2%	21.9%	35.8%
Europe Dynamic Fund	45.0	—	—
International Equity Fund	—	24.2	—
International Focus Fund	17.1	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund
China	— %	19.1%	23.3%	— %	— %	— %
France	—	—	—	15.4	10.0	—
Germany	—	—	—	13.4	—	—
India	—	—	11.2	—	—	—
Japan	21.1	—	—	—	21.7	13.2
Netherlands	—	—	—	14.6	—	—
South Korea	—	17.8	18.1	—	—	—
Taiwan	—	22.8	24.7	—	—	—
United Kingdom	12.3	—	—	18.2	13.2	—
As of April 30, 2026, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

78	J.P. Morgan International Equity Funds	April 30, 2026

The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2026	J.P. Morgan International Equity Funds	79

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. April 2026.
SAN-INTEQ-426

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
July 1, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 1, 2026